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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21978

                         Pioneer Series Trust VI
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Floating Rate Fund

 Schedule of Investments 7/31/15

 Shares

 Floating

 Rate (b)

 Value

 PREFERRED STOCKS - 0.4%

 Banks - 0.2%

 Diversified Banks - 0.2%

 42,297

 7.88

 Citigroup Capital XIII, Floating Rate Note, 10/30/40

 $

 1,077,305

 10,041

 6.00

 US Bancorp, Floating Rate Note (Perpetual)

 270,103

 $

 1,347,408

 Total Banks

 $

 1,347,408

 Diversified Financials - 0.2%

 Consumer Finance - 0.2%

 40,000

 8.12

 GMAC Capital Trust I, Floating Rate Note, 2/15/40

 $

 1,049,200

 Total Diversified Financials

 $

 1,049,200

 TOTAL PREFERRED STOCKS

 (Cost $2,512,376)

 $

 2,396,608

 CONVERTIBLE PREFERRED STOCK - 0.0%+

 Capital Goods - 0.0%+

 Industrial Machinery - 0.0%+

 1,000

 Stanley Black & Decker, Inc., 4.75%, 11/17/15

 $

 144,360

 TOTAL CONVERTIBLE PREFERRED STOCK

 (Cost $100,000)

 $

 144,360

 Shares

 COMMON STOCKS - 0.1%

 Commercial Services & Supplies - 0.0%+

 Diversified Support Services - 0.0%+

 32

 IAP Worldwide Services, Inc.

 $

 25,479

 Total Commercial Services & Supplies

 $

 25,479

 Consumer Services - 0.1%

 Education Services - 0.1%

 26,266

 Cengage Learning Holdings II LP

 $

 739,834

 Total Consumer Services

 $

 739,834

 TOTAL COMMON STOCKS

 (Cost $1,028,463)

 $

 765,313

 Principal Amount ($)

 Floating

 Rate (b)

 ASSET BACKED SECURITIES - 0.1%

 Banks - 0.1%

 Thrifts & Mortgage Finance - 0.1%

 500,000

 1.72

 KKR Financial CLO 2007-1, Ltd., Floating Rate Note, 5/15/21 (144A)

 $

 493,148

 Total Banks

 $

 493,148

 Diversified Financials - 0.0%+

 Specialized Finance - 0.0%+

 256,718

 0.62

 Lease Investment Flight Trust, Floating Rate Note, 7/15/31

 $

 141,195

 256,718

 0.58

 Lease Investment Flight Trust, Floating Rate Note, 7/15/31

 121,941

 $

 263,136

 Total Diversified Financials

 $

 263,136

 TOTAL ASSET BACKED SECURITIES

 (Cost $837,912)

 $

 756,284

 COLLATERALIZED MORTGAGE OBLIGATIONS - 0.1%

 Banks - 0.0%+

 Thrifts & Mortgage Finance - 0.0%+

 70,942

 0.79

 RALI Series 2004-QS5 Trust, Floating Rate Note, 4/25/34

 $

 70,158

 Total Banks

 $

 70,158

 Diversified Financials - 0.1%

 Other Diversified Financial Services - 0.1%

 408,730

 4.19

 Velocity Commercial Capital Loan Trust 2011-1, Floating Rate Note, 8/25/40 (144A)

 $

 392,380

 Total Diversified Financials

 $

 392,380

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $429,129)

 $

 462,538

 CORPORATE BONDS - 3.2%

 Energy - 0.4%

 Oil & Gas Drilling - 0.0%+

 100,000

 Offshore Group Investment, Ltd., 7.5%, 11/1/19

 $

 53,500

 Oil & Gas Exploration & Production - 0.1%

 800,000

 WPX Energy, Inc., 7.5%, 8/1/20

 $

 812,000

 Oil & Gas Storage & Transportation - 0.3%

 1,405,000

 NuStar Logistics LP, 6.75%, 2/1/21

 $

 1,495,075

 Total Energy

 $

 2,360,575

 Materials - 0.3%

 Specialty Chemicals - 0.1%

 900,000

 INEOS Group Holdings SA, 5.875%, 2/15/19 (144A)

 $

 907,875

 Construction Materials - 0.1%

 350,000

 Cemex SAB de CV, 5.875%, 3/25/19 (144A)

 $

 356,125

 Paper Products - 0.1%

 795,000

 Resolute Forest Products, Inc., 5.875%, 5/15/23

 $

 663,825

 Total Materials

 $

 1,927,825

 Capital Goods - 0.2%

 Construction & Engineering - 0.1%

 750,000

 MasTec, Inc., 4.875%, 3/15/23

 $

 654,375

 Electrical Components & Equipment - 0.1%

 250,000

 WireCo WorldGroup, Inc., 9.5%, 5/15/17

 $

 231,250

 Total Capital Goods

 $

 885,625

 Consumer Durables & Apparel - 0.1%

 Homebuilding - 0.1%

 480,000

 Brookfield Residential Properties, Inc., 6.125%, 7/1/22 (144A)

 $

 468,000

 Total Consumer Durables & Apparel

 $

 468,000

 Media - 0.3%

 Advertising - 0.1%

 770,000

 MDC Partners, Inc., 6.75%, 4/1/20 (144A)

 $

 762,300

 Broadcasting - 0.1%

 210,000

 0.83

 NBCUniversal Enterprise, Inc., Floating Rate Note, 4/15/16 (144A)

 $

 210,383

 Cable & Satellite - 0.1%

 540,000

 Virgin Media Secured Finance Plc, 5.375%, 4/15/21 (144A)

 $

 555,525

 Total Media

 $

 1,528,208

 Retailing - 0.1%

 Specialty Stores - 0.1%

 660,000

 Outerwall, Inc., 6.0%, 3/15/19

 $

 666,600

 Total Retailing

 $

 666,600

 Food, Beverage & Tobacco - 0.0%+

 Packaged Foods & Meats - 0.0%+

 229,000

 Chiquita Brands International, Inc., 7.875%, 2/1/21

 $

 245,602

 Total Food, Beverage & Tobacco

 $

 245,602

 Banks - 0.1%

 Diversified Banks - 0.1%

 500,000

 1.08

 Bank of America Corp., Floating Rate Note, 3/22/16

 $

 500,678

 180,000

 5.95

 Citigroup, Inc., Floating Rate Note (Perpetual)

 178,425

 $

 679,103

 Total Banks

 $

 679,103

 Diversified Financials - 0.1%

 Specialized Finance - 0.1%

 615,000

 Nationstar Mortgage LLC, 6.5%, 8/1/18

 $

 609,231

 Total Diversified Financials

 $

 609,231

 Insurance - 1.1%

 Reinsurance - 1.1%

 500,000

 3.47

 Atlas IX Capital, Ltd., Floating Rate Note, 1/17/19 (Cat Bond) (144A)

 $

 508,300

 250,000

 8.15

 Atlas Reinsurance VII, Ltd., Floating Rate Note, 1/7/16 (Cat Bond) (144A)

 249,250

 250,000

 6.86

 Caelus Re, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)

 252,900

 250,000

 0.00

 Compass Re II, Ltd., Floating Rate Note, 12/8/15 (Cat Bond)

 239,450

 250,000

 9.00

 East Lane Re V, Ltd., Floating Rate Note, 3/16/16 (Cat Bond) (144A)

 254,950

 548,100

 Exeter Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 1/7/16 (e)

 557,473

 650,000

 4.77

 Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)

 634,920

 350,000

 3.97

 Longpoint Re, Ltd. III, Floating Rate Note, 5/18/16 (Cat Bond) (144A)

 350,525

 500,000

 7.27

 Northshore Re, Ltd., Floating Rate Note, 7/5/16 (Cat Bond) (144A)

 505,100

 600,000

 8.61

 Queen Street VII Re, Ltd., Floating Rate Note, 4/8/16 (Cat Bond) (144A)

 600,780

 350,000

 10.01

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)

 362,810

 250,000

 9.26

 Residential Reinsurance 2013, Ltd., Floating Rate Note, 6/6/17 (Cat Bond) (144A)

 256,325

 500,000

 3.51

 Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)

 490,400

 500,000

 3.91

 Sanders Re, Ltd., Floating Rate Note, 6/7/17 (Cat Bond) (144A)

 494,250

 250,000

 11.26

 Successor X, Ltd., Floating Rate Note, 11/10/15 (Cat Bond) (144A)

 248,725

 250,000

 8.51

 Tar Heel Re, Ltd., Floating Rate Note, 5/9/16 (Cat Bond) (144A)

 253,425

 $

 6,259,583

 Total Insurance

 $

 6,259,583

 Software & Services - 0.1%

 Data Processing & Outsourced Services - 0.0%+

 250,000

 First Data Corp., 8.875%, 8/15/20 (144A)

 $

 261,875

 Application Software - 0.1%

 371,000

 ACI Worldwide, Inc., 6.375%, 8/15/20 (144A)

 $

 390,478

 Total Software & Services

 $

 652,353

 Semiconductors & Semiconductor Equipment - 0.1%

 Semiconductors - 0.1%

 750,000

 Micron Technology, Inc., 5.25%, 8/1/23 (144A)

 $

 721,875

 Total Semiconductors & Semiconductor Equipment

 $

 721,875

 Telecommunication Services - 0.1%

 Wireless Telecommunication Services - 0.1%

 550,000

 0.66

 Vodafone Group Plc, Floating Rate Note, 2/19/16

 $

 549,364

 Total Telecommunication Services

 $

 549,364

 Utilities - 0.2%

 Gas Utilities - 0.0%+

 250,000

 Ferrellgas LP, 6.5%, 5/1/21

 $

 250,625

 Independent Power Producers & Energy Traders - 0.2%

 521,000

 NRG Energy, Inc., 6.25%, 7/15/22

 $

 522,302

 375,000

 Star Energy Geothermal Wayang Windu, Ltd., 6.125%, 3/27/20 (144A)

 355,312

 $

 877,614

 Total Utilities

 $

 1,128,239

 TOTAL CORPORATE BONDS

 (Cost $18,860,121)

 $

 18,682,183

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.5%

 4,445,000

 0.13

 U.S. Treasury Note, Floating Rate Note, 1/31/17

 $

 4,446,871

 4,450,000

 0.12

 U.S. Treasury Note, Floating Rate Note, 4/30/17

 4,449,724

 $

 8,896,595

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $8,896,659)

 $

 8,896,595

 SENIOR FLOATING RATE LOAN INTERESTS - 90.2%**

 Energy - 4.1%

 Oil & Gas Drilling - 1.1%

 2,999,743

 6.00

 Drillships Financing Holding, Inc., Tranche B-1 Term Loan, 3/31/21

 $

 2,346,549

 1,750,000

 7.50

 Jonah Energy LLC, Term Loan (Second Lien), 5/8/21

 1,601,250

 346,997

 5.75

 Offshore Group Investment, Ltd., Term Loan, 3/28/19

 179,137

 1,211,130

 4.50

 Pacific Drilling SA, Term Loan, 6/3/18

 976,776

 1,985,000

 3.75

 Paragon Offshore Finance, Term Loan, 7/16/21

 1,305,138

 $

 6,408,850

 Oil & Gas Equipment & Services - 0.9%

 693,000

 3.75

 77 Energy, Tranche B Loan (First Lien), 6/17/21

 $

 617,203

 2,410,223

 3.88

 Fieldwood Energy LLC, Closing Date Loan, 9/25/18

 2,221,925

 1,674,500

 5.75

 FR Dixie Acquisition Corp., Term Loan, 1/23/21

 1,440,070

 1,014,750

 5.25

 McDermott International, Inc., Tranche B Loan (First Lien), 4/11/19

 1,001,220

 $

 5,280,418

 Integrated Oil & Gas - 0.5%

 1,695,670

 5.25

 ExGen Renewables I LLC, Term Loan, 2/5/21

 $

 1,710,507

 307,316

 4.50

 Glenn Pool Oil & Gas Trust, Term Loan, 5/2/16

 306,547

 1,354,375

 4.00

 Seadrill Operating LP, Initial Term Loan, 2/14/21

 1,018,321

 $

 3,035,375

 Oil & Gas Exploration & Production - 0.5%

 1,650,000

 3.50

 EP Energy LLC, Tranche B-3 Loan, 5/24/18

 $

 1,625,766

 1,359,351

 5.50

 TPF II Power, LLC, Term Loan, 10/2/21

 1,370,824

 $

 2,996,590

 Oil & Gas Refining & Marketing - 0.9%

 1,516,005

 0.00

 Chelsea Petroleum Products, Inc., LLC, 1st Lien Term Loan B, 7/22/22 (d)

 $

 1,512,215

 1,314,933

 4.25

 Pilot Travel Centers LLC, Initial Tranche B, 9/30/21

 1,332,661

 795,000

 2.44

 Tesoro Corp., Initial Term Loan, 1/11/16

 795,000

 1,773,000

 4.25

 Western Refining, Inc., Term Loan 2013, 11/12/20

 1,776,324

 $

 5,416,200

 Oil & Gas Storage & Transportation - 0.1%

 464,706

 4.00

 Energy Transfer Equity, 1st Lien Term Loan B, 12/2/19

 $

 465,178

 Coal & Consumable Fuels - 0.1%

 195,833

 18.15

 Bumi Resources Tbk PT, Term Loan, 8/15/13

 $

 73,438

 793,240

 5.50

 Foresight Energy LLC, Term Loan, 8/21/20

 769,443

 $

 842,881

 Total Energy

 $

 24,445,492

 Materials - 8.9%

 Commodity Chemicals - 0.6%

 1,290,574

 4.50

 AZ Chem US, Inc., Tranche B Term Loan (First Lien), 6/9/21

 $

 1,294,069

 2,412,274

 4.25

 Tronox Pigments Holland BV, New Term Loan, 3/19/20

 2,312,768

 $

 3,606,837

 Diversified Chemicals - 0.9%

 500,000

 3.75

 Chemours Co., LLC, 1st Lien Term Loan B, 5/12/22

 $

 482,084

 2,130,744

 5.00

 Nexeo Solutions LLC, Initial Term Loan, 2/26/17

 2,109,436

 950,539

 4.25

 OXEA Sarl, Tranche B-2 Term Loan (First Lien), 1/15/20

 927,964

 2,140,870

 3.75

 Tata Chemicals North America, Inc., Term Loan, 8/7/20

 2,140,175

 $

 5,659,659

 Fertilizers & Agricultural Chemicals - 0.2%

 1,000,000

 4.25

 Methanol Holdings Trinidad, Ltd., 1st Lien Term Loan B, 6/2/22

 $

 990,600

 Specialty Chemicals - 2.8%

 1,744,619

 4.50

 Allnex Luxembourg & CY SCA, Tranche B-1 Term Loan, 10/4/19

 $

 1,748,981

 905,199

 4.50

 Allnex Luxembourg & CY SCA, Tranche B-2 Term Loan, 10/4/19

 907,462

 2,431,347

 3.75

 Axalta Coating Systems US Holdings, Inc., Refinanced Term B Loan, 2/1/20

 2,432,361

 321,135

 3.50

 Chemtura Corp., New Term Loan, 8/29/16

 321,536

 851,023

 2.74

 Huntsman International LLC, Extended Term B Loan, 4/19/17

 850,891

 2,695,000

 4.50

 MacDermid, Inc., Tranche B Term Loan (First Lien), 6/7/20

 2,709,677

 2,007,893

 4.25

 OMNOVA Solutions, Inc., Term B-1 Loan, 5/31/18

 2,006,012

 3,511,466

 4.00

 PQ Corp., 2014 Term Loan, 8/7/17

 3,511,687

 530,474

 2.75

 WR Grace & Co-Conn, Delayed Draw Term Loan, 1/23/21

 530,664

 1,474,131

 2.75

 WR Grace & Co-Conn, U.S. Term Loan, 1/23/21

 1,474,657

 $

 16,493,928

 Construction Mateirals - 0.3%

 1,709,550

 3.50

 American Builders & Contractors Supply Co, Inc., Term B Loan, 4/16/20

 $

 1,709,194

 Metal & Glass Containers - 0.1%

 312,050

 4.00

 Ardagh Holdings USA, Inc., Tranche B-3 Term Loan (First Lien), 12/17/19

 $

 312,674

 500,000

 4.50

 Tekni-Plex, Inc., U.S., 1st Lien Term Loan B-1 4/15/22

 502,054

 $

 814,728

 Paper Packaging - 0.6%

 1,116,758

 8.00

 Caraustar Industries, Inc., Term Loan, 5/1/19

 $

 1,119,084

 405,657

 4.50

 Coveris Holdings SA, USD Term Loan, 4/14/19

 408,192

 2,221,875

 4.25

 Multi Packaging Solutions, Inc., Initial Dollar Tranche B Term, 9/30/20

 2,219,098

 $

 3,746,374

 Aluminum - 0.6%

 266,063

 5.75

 Noranda Aluminum Acquisition Corp., Term B Loan, 2/28/19

 $

 186,909

 1,500,000

 4.00

 Novelis, Inc., 1st Lien Term Loan B, 5/28/22

 1,501,200

 2,068,500

 5.50

 TurboCombustor Technology, Inc., Initial Term Loan, 10/18/20

 2,037,472

 $

 3,725,581

 Diversified Metals & Mining - 0.9%

 3,138,165

 3.75

 Fortescue Metals Group Ltd., Bank Loan, 6/30/19

 $

 2,579,506

 2,977,044

 4.00

 US Silica Co., Term Loan, 7/23/20

 2,900,138

 $

 5,479,644

 Steel - 1.1%

 994,950

 4.50

 Atkore International, Inc., Term Loan (First Lien), 3/27/21

 $

 967,589

 962,725

 7.50

 Essar Steel Algoma Inc., Initial Term Loan,  8/9/19

 874,275

 1,720,439

 4.75

 JMC Steel Group, Inc., Term Loan, 4/1/17

 1,709,686

 1,117,037

 3.75

 Signode Industrial Group US, Inc., Tranche B Term Loan (First Lien), 3/21/21

 1,114,768

 1,701,280

 4.50

 TMS International Corp., Term B Loan, 10/2/20

 1,692,774

 $

 6,359,092

 Paper Products - 0.8%

 3,430,000

 5.75

 Appvion, Inc., Term Commitment, 6/28/19

 $

 3,228,488

 1,260,491

 4.25

 Rack Holdings, Inc., Tranche B-1 USD Term Loan, 10/1/21

 1,266,793

 $

 4,495,281

 Total Materials

 $

 53,080,918

 Capital Goods - 8.8%

 Aerospace & Defense - 2.2%

 2,519,570

 4.00

 Accudyne Industries Borrower SCA, Refinancing Term Loan, 12/13/19

 $

 2,433,905

 950,222

 4.25

 CPI International, Inc., Term B Loan, 11/17/17

 949,034

 2,730,385

 3.75

 DigitalGlobe, Inc., Term Loan, 1/25/20

 2,737,495

 1,864,216

 6.25

 DynCorp International, Inc., Term Loan, 7/7/16

 1,840,332

 1,377,268

 3.50

 Orbital ATK, Inc., Term B Loan, 10/22/20

 1,382,133

 438,728

 5.25

 Standard Aero, Ltd., 1st Lien Term Loan, 6/23/22

 439,962

 1,059,479

 7.00

 TASC, Inc., First Lien Term Loan, 2/28/17

 1,068,087

 1,689,680

 5.75

 The SI Organization, Inc., Term Loan (First Lien), 11/19/19

 1,698,921

 623,685

 3.25

 Wesco Aircraft Hardare Corp., Tranche B Term Loan (First Lien), 2/24/21

 622,515

 $

 13,172,384

 Building Products - 2.8%

 2,659,500

 5.50

 Armacell International GmbH, Term Loan B (First Lien), 7/2/20

 $

 2,662,824

 2,469,290

 3.50

 Armstrong World Industries, Inc., Term Loan B, 3/15/20

 2,474,433

 2,250,000

 0.00

 Builders Firstsource, Inc., 1st Lien Term Loan B, 6/24/22 (d)

 2,250,000

 1,712,822

 4.25

 NCI Building Systems, Inc., Tranche B Term Loan, 6/24/19

 1,711,395

 1,680,030

 3.50

 Nortek, Inc., Term Loan, 10/30/20

 1,675,480

 2,750,955

 4.00

 Quikrete Holdings, Inc., Initial Loan (First Lien), 9/26/20

 2,755,684

 1,225,000

 4.25

 Summit Materials LLC, 1st Lien Term Loan B, 6/26/22

 1,231,125

 2,096,381

 4.25

 Unifrax Corp., New Term B Loan, 12/31/19

 2,096,381

 $

 16,857,322

 Construction & Engineering - 0.1%

 460,739

 3.75

 Aecom Technology, Term Loan B, 10/15/21

 $

 463,187

 Electrical Components & Equipment - 0.9%

 618,630

 5.25

 Pelican Products, Inc., Term Loan (First Lien), 4/8/20

 $

 621,723

 2,975,000

 3.00

 Southwire Co., Term Loan, 1/31/21

 2,970,909

 1,930,983

 6.00

 WireCo WorldGroup, Inc., Term Loan, 2/15/17

 1,938,224

 $

 5,530,856

 Industrial Conglomerates - 1.0%

 155,583

 4.25

 CeramTec Acquisition Corp., Initial Dollar Term B-2 Loan, 8/30/20

 $

 156,118

 1,533,451

 4.25

 CeramTec Service GmbH, Initial Dollar Term B-1 Loan, 8/30/20

 1,538,723

 461,670

 4.25

 CeramTec GmbH, Dollar Term B-3 Loan, 8/30/20

 463,258

 1,255,481

 4.50

 Doosan Infracore, Tranche B Term, 5/28/21

 1,264,112

 700,000

 4.25

 Filtration Group, 1st Lien Term Loan, 11/21/20

 702,975

 744,375

 4.25

 Gates Global LLC, Tranche B Term Loan (First Lien), 6/12/21

 742,456

 172,810

 5.00

 Kloeckner Pentaplast Of America, 1st Lien Term Loan, 4/22/20

 174,106

 404,374

 5.00

 Kloeckner Pentaplast Of America, 1st Lien Term Loan, 4/22/20

 407,407

 $

 5,449,155

 Construction & Farm Machinery & Heavy Trucks - 0.2%

 299,088

 3.25

 Manitowoc Co. Inc. (The), Term B Loan, 12/18/20

 $

 298,990

 1,185,000

 6.75

 Navistar, Inc., Tranche B Term Loan, 8/17/17

 1,187,222

 $

 1,486,212

 Industrial Machinery - 1.2%

 2,340,163

 4.25

 Gardner Denver, Inc., Initial Dollar Term Loan, 7/30/20

 $

 2,263,378

 2,124,696

 4.25

 Schaeffler AG, Facility B-USD, 5/15/20

 2,141,508

 1,225,594

 5.26

 Tank Holding Corp., Initial Term Loan, 7/9/19

 1,232,739

 1,381,817

 5.75

 Xerium Technologies, Inc., Initial Term Loan, 5/17/19

 1,393,908

 $

 7,031,533

 Trading Companies & Distributors - 0.4%

 1,450,000

 4.25

 Univar, Inc., 1st Lien Term Loan B, 6/25/22

 $

 1,454,531

 817,831

 3.75

 WESCO Distribution, Inc., Tranche B-1 Loan, 12/12/19

 818,854

 $

 2,273,385

 Total Capital Goods

 $

 52,264,034

 Commercial Services & Supplies - 3.0%

 Environmental & Facilities Services - 1.5%

 482,788

 3.75

 ADS Waste Holdings, Inc., Initial Tranche B-2, 10/9/19

 $

 481,460

 1,250,000

 5.25

 Infiltrator Systems Integrated LLC, 1st Lien Term Loan, 5/21/22

 1,258,334

 1,414,081

 6.25

 Synagro Infrastructure Co., Inc., Term Loan, 6/30/20

 1,357,518

 1,172,063

 4.25

 Waste Industries USA, Inc., 1st Lien Term Loan B, 2/20/20

 1,179,388

 1,945,384

 5.50

 Wastequip LLC, Term Loan, 8/9/19

 1,943,763

 1,961,569

 4.00

 WCA Waste Corp., Term Loan, 3/23/18

 1,955,439

 953,065

 5.00

 Wheelabrator, Term B Loan, 10/15/21

 958,824

 42,146

 5.00

 Wheelabrator, Term C Loan, 10/15/21

 42,400

 $

 9,177,126

 Diversified Support Services - 0.4%

 252,246

 4.84

 IAP Worldwide Services, Inc., Term Loan, 7/18/19

 $

 249,723

 502,553

 7.50

 infoGroup, Inc., Term B Loan, 5/26/18

 483,079

 1,465,709

 6.50

 Language Line LLC, 1st Lien Term Loan B, 7/2/21

 1,464,793

 $

 2,197,595

 Security & Alarm Services - 1.0%

 915,008

 4.25

 Allied Security Holdings LLC, Closing Date Term Loan (First Lien), 2/12/21

 $

 915,580

 505,737

 4.00

 Garda World Security Corp., Term B Delayed Draw Loan, 11/8/20

 503,841

 1,976,973

 4.00

 Garda World Security Corp., Term B Loan, 11/1/20

 1,969,559

 831,069

 4.25

 Monitronics International, Inc., Term B Loan, 3/23/18

 834,965

 1,452,627

 5.00

 Protection One, (Aka Apollo Securities) 1st Lien Term Loan B, 6/19/21

 1,459,890

 $

 5,683,835

 Human Resource & Employment Services - 0.2%

 1,350,180

 3.75

 On Assignment, Inc., 1st Lien Term Loan B, 6/5/22

 $

 1,356,087

 Research & Consulting Services - 0.2%

 1,000,217

 5.00

 Wyle, Tranche B Loan (First Lien), 5/22/21

 $

 1,000,417

 Total Commercial Services & Supplies

 $

 19,415,060

 Transportation - 3.6%

 Air Freight & Logistics - 0.9%

 541,872

 6.50

 CEVA Group Plc, Pre-Funded L/C Loan, 3/19/21

 $

 500,328

 564,286

 6.50

 Ceva Intercompany BV, Dutch BV Term, 3/19/21

 521,024

 97,291

 6.50

 Ceva Logistics Canada, ULC, Canadian Term Loan, 3/19/21

 89,832

 778,325

 6.50

 Ceva Logistics U.S. Holdings, Inc., US Term Loan, 3/19/21

 718,653

 1,690,500

 6.75

 Ozburn-Hessey Holding Co LLC, Term Loan, 5/23/19

 1,692,086

 1,674,500

 5.25

 Syncreon Group BV, Term Loan, 9/26/20

 1,446,349

 $

 4,968,272

 Airlines - 2.1%

 1,584,000

 4.00

 Air Canada, Replacement Term Loan, 9/26/19

 $

 1,593,406

 3,969,300

 3.25

 American Airlines, 1st Lien Term Loan B, 6/27/20

 3,955,832

 2,321,447

 3.25

 Atlantic Aviation FBO, Inc., Term Loan (2013), 6/1/20

 2,319,634

 1,728,000

 3.25

 Delta Air Lines, Inc., Term Loan, 4/20/17

 1,729,944

 1,710,625

 3.25

 United Airlines, Inc., Class B Term Loan, 4/1/19

 1,712,585

 889,875

 3.50

 US Airways, Inc., Tranche B-1 Term Loan (Consenting), 5/23/19

 889,954

 493,226

 3.00

 US Airways, Inc., Tranche B-2 Term Loan (Consenting), 11/23/16

 493,483

 $

 12,694,838

 Marine - 0.4%

 424,362

 7.50

 Commercial Barge Line Co., Initial Term Loan (First Lien), 9/22/19

 $

 425,821

 1,953,959

 5.25

 Navios Maritime Partners LP, Term Loan, 6/27/18

 1,965,356

 $

 2,391,177

 Trucking - 0.1%

 47,872

 0.00

 The Kenan Advantage Group, Inc., Delayed Draw Term Loan, 7/24/22 (d)

 $

 48,112

 342,790

 4.00

 The Kenan Advantage Group, Inc., Term Loan B1, 7/24/22

 344,504

 109,338

 4.00

 The Kenan Advantage Group, Inc., Term Loan B2, 7/24/22

 109,885

 $

 502,501

 Marine Ports & Services - 0.1%

 779,424

 5.25

 SeaStar Solutions, Term Loan, 1/22/21

 $

 783,646

 Total Transportation

 $

 21,340,434

 Automobiles & Components - 3.9%

 Auto Parts & Equipment - 2.8%

 1,564,574

 4.75

 Affinia Group, Inc., Tranche B-2 Term Loan, 4/25/20

 $

 1,567,508

 2,285,896

 3.50

 Allison Transmission, Inc., Term B-3 Loan, 8/23/19

 2,296,134

 1,089,000

 4.00

 Cooper Standard Intermediate Holdco 2 LLC, Term Loan, 3/28/21

 1,090,361

 1,602,632

 4.75

 Federal-Mogul Corporation, Tranche C Term, 4/15/21

 1,587,941

 2,227,500

 5.50

 Henniges Automotive Holdings, Inc., Tranche B Term Loan (First Lien), 6/11/21

 2,233,069

 1,496,884

 3.75

 MPG Holdco I, Inc., Initial Term Loan, 10/20/21

 1,500,621

 1,904,884

 4.25

 Remy International, Inc., Term B Loan 2013, 3/5/20

 1,910,837

 971,454

 4.50

 TI Group Automotive Systems LLC, 1st Lien Term Loan B, 6/25/22

 976,615

 3,344,009

 4.00

 Tower Automotive Holdings USA LLC, Refinancing Term Loan, 4/23/20

 3,348,189

 132,451

 5.50

 UCI International, Inc., Term Loan, 7/26/17

 131,954

 $

 16,643,229

 Tires & Rubber - 0.3%

 1,812,500

 3.75

 The Goodyear Tire & Rubber Co., Term Loan (Second Lien), 3/27/19

 $

 1,823,545

 Automobile Manufacturers - 1.0%

 2,448,074

 3.50

 Chrysler Group LLC, Term Loan B, 5/24/17

 $

 2,450,522

 1,975,000

 3.25

 Chrysler Group LLC, Tranche B Term Loan, 12/29/18

 1,976,728

 1,215,813

 6.00

 Crown Group llc, Term Loan (First Lien), 9/30/20

 1,212,773

 $

 5,640,023

 Personal Products - 0.1%

 807,917

 3.50

 Visteon Corp., Tranche B Loan (First Lien), 4/8/21

 $

 808,927

 Total Automobiles & Components

 $

 24,915,724

 Consumer Durables & Apparel - 2.0%

 Home Furnishings - 0.6%

 2,581,653

 4.25

 Serta Simmons Bedding LLC, Term Loan, 10/1/19

 $

 2,590,529

 1,164,226

 3.50

 Tempur Sealy International, Inc., New Term B Loan, 3/18/20

 1,168,591

 $

 3,759,120

 Housewares & Specialties - 0.9%

 2,490,717

 4.50

 Reynolds Group Holdings, Inc., Incremental U.S. Term Loan, 12/31/18

 $

 2,507,836

 2,544,100

 5.50

 World Kitchen LLC, U.S. Term Loan, 3/4/19

 2,556,820

 $

 5,064,656

 Leisure Products - 0.3%

 2,028,857

 3.75

 Bombardier Recreational Products, Inc., Term B-2 Loan, 1/30/19

 $

 2,035,741

 Apparel, Accessories & Luxury Goods - 0.2%

 1,368,740

 3.25

 PVH Corp., Tranche B Term Loan, 12/19/19

 $

 1,376,653

 Total Consumer Durables & Apparel

 $

 12,236,170

 Consumer Services - 6.5%

 Casinos & Gaming - 1.9%

 4,091,691

 4.25

 CityCenter Holdings LLC, Term B Loan, 10/16/20

 $

 4,107,767

 875,000

 4.25

 Eldorado Resorts, Inc., 1st Lien Term Loan B, 7/17/22

 878,818

 2,928,665

 3.50

 MGM Resorts International, Term B Loan, 12/20/19

 2,923,479

 507,454

 3.75

 Pinnacle Entertainment, Inc., Tranche B-2 Term Loan, 8/13/20

 508,458

 3,009,875

 6.00

 Scientific Games, Initial Term B-2, 10/1/21

 3,026,429

 $

 11,444,951

 Hotels, Resorts & Cruise Lines - 1.1%

 2,740,827

 3.50

 Four Seasons Holdings Inc., Term Loan, 6/27/20

 $

 2,743,397

 1,160,921

 3.50

 Hilton Worldwide Finance LLC, Initial Term Loan, 9/23/20

 1,164,639

 1,670,250

 4.00

 Sabre GLBL, Inc., Incremental Term Loan, 2/19/19

 1,679,436

 1,055,178

 4.00

 Sabre GLBL, Inc., Term B Loan, 2/19/19

 1,060,344

 $

 6,647,816

 Leisure Facilities - 0.8%

 1,520,311

 3.25

 Cedar Fair LP, U.S. Term Facility, 3/6/20

 $

 1,529,091

 1,000,000

 5.50

 L.A. Fitness International, LLC, Tranche B Term Loan (First Lien), 4/25/20

 963,438

 775,000

 4.25

 Life Time Fitness, Inc., 1st Lien Term Loan B, 6/4/22

 774,839

 1,700,000

 3.50

 Six Flags Theme Parks, Inc., 1st Lien Term Loan B, 6/30/22

 1,709,032

 $

 4,976,400

 Restaurants - 0.8%

 683,080

 3.75

 BC ULC (Aka Burger King), Term B-2 Loan, 12/12/21

 $

 685,386

 1,770,248

 4.00

 Landry's, Inc., B Term Loan, 4/24/18

 1,778,782

 2,387,844

 4.25

 PF Chang's China Bistro, Inc., Term Borrowing, 7/2/19

 2,365,458

 $

 4,829,626

 Education Services - 1.5%

 2,619,382

 3.75

 Bright Horizons Family Solutions, Inc., Term B Loan, 1/14/20

 $

 2,626,633

 3,434,465

 5.00

 Laureate Education, Inc., New Series 2018 Extended Term Loan, 6/16/18

 3,218,379

 1,045,722

 4.75

 Mcgraw-Hill Global Education Holdings, 1st Lien Term Loan B-1, 3/22/19

 1,051,604

 1,967,070

 5.00

 Nord Anglia Education, Initial Term Loan, 3/31/21

 1,975,676

 $

 8,872,292

 Specialized Consumer Services - 0.3%

 249,373

 5.50

 Creative Artists Agency LLC, 1st Lien Term Loan B, 12/10/21

 $

 252,709

 623,426

 5.25

 Genex, 1st Lien Term Loan, 5/22/21

 627,322

 2,087,143

 4.00

 Weight Watchers International, Inc., Initial Tranche B-2 Term Loan, 4/2/20

 1,094,707

 $

 1,974,738

 Total Consumer Services

 $

 38,745,823

 Media - 9.9%

 Advertising - 0.9%

 2,878,610

 4.50

 Consolidated Precision Products, 1st Lien Term Loan, 12/28/19

 $

 2,885,358

 2,604,257

 6.75

 Affinion Group, Inc., Tranche B Term Loan, 4/30/18

 2,476,648

 $

 5,362,006

 Broadcasting - 2.2%

 1,158,300

 4.50

 Catalina Holding Corp., Tranche B Term Loan (First Lien), 4/3/21

 $

 996,138

 746,306

 3.00

 CBS Outdoor Americas Capital llc, Tranche B Term Loan (First Lien), 1/15/21

 746,906

 1,911,707

 4.00

 Entercom Radio llc, Term B-2 Loan, 11/23/18

 1,919,273

 1,937,708

 4.25

 Hubbard Radio LLC, 1st Lien Term Loan B, 5/12/22

 1,950,426

 1,791,952

 4.25

 NEP, Amendment No. 4 Incremental Term Loan (First Lien), 1/22/20

 1,784,112

 1,473,750

 3.25

 Quebecor Media, Inc., Facility B-1 Tranche, 8/17/20

 1,457,632

 715,183

 3.00

 Sinclair Television Group, Inc., New Tranche B Term Loan, 4/19/20

 715,518

 2,837,558

 0.00

 Tribune Co., Term Loan B,  12/27/20 (d)

 2,844,635

 732,914

 4.00

 Univision Communications, Inc., 2013 Incremental Term Loan, 3/1/20

 732,914

 $

 13,147,554

 Cable & Satellite - 3.6%

 1,800,000

 0.00

 CCO Safari LLC, 1st Lien Term Loan, 1/23/23 (d)

 $

 1,805,947

 2,397,982

 3.50

 Cequel Communications LLC, Term Loan, 2/14/19

 2,397,484

 1,000,000

 0.00

 Charter Communications Operating LLC, 1st Lien Bridge Loan, 5/26/16 (d)

 1,000,000

 4,802,000

 3.00

 Charter Communications Operating LLC, Term F Loan, 1/1/21

 4,794,336

 1,913,109

 3.75

 Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 6/30/19

 1,896,668

 443,643

 4.50

 Learfield Communications, Inc., 2014 Replacement Term Loan (First Lien), 10/9/20

 445,306

 1,701,875

 4.00

 MCC Georgia LLC, Tranche G Term Loan, 2/8/20

 1,706,839

 470,400

 3.25

 MCC Iowa LLC, Tranche H Term Loan, 1/29/21

 468,732

 2,458,707

 3.50

 Telesat Canada, U.S. Term B Loan, 3/28/19

 2,460,755

 1,221,267

 4.50

 WideOpenWest Finance LLC, Replacement Term B Loan, 4/1/19

 1,224,429

 1,207,098

 3.50

 Ziggo BV, (USD) Tranche B-3 Term Loan, 1/15/22

 1,203,477

 1,138,945

 3.50

 Ziggo BV, Tranche B-1 Term Loan (First Lien), 1/15/22

 1,135,528

 733,957

 3.50

 Ziggo BV, Tranche B-2 Term Loan (First Lien), 1/15/22

 731,756

 $

 21,271,257

 Movies & Entertainment - 2.1%

 2,136,159

 3.50

 AMC Entertainment, Inc., Initial Term Loan, 4/30/20

 $

 2,142,556

 282,082

 3.75

 Cinedigm Digital Funding 1 LLC, Term Loan, 2/28/18

 282,435

 2,100,000

 6.25

 Cirque Du Soleil, 1st Lien Term Loan, 6/25/22

 2,117,325

 1,668,040

 3.25

 Kasima LLC, Term Loan, 5/17/21

 1,667,344

 1,532,350

 3.50

 Live Nation Entertainment, Inc., Term B-1 Loan, 8/17/20

 1,535,542

 1,960,000

 3.50

 Seminole Hard Rock Entertainment, Inc., New Term Loan B, 5/14/20

 1,962,450

 3,119,438

 3.75

 WMG Acquisition Corp., Tranche B Refinancing Term Loan, 7/1/20

 3,093,590

 $

 12,801,242

 Publishing - 1.1%

 739,765

 7.00

 CENGAGE LEARNING ACQUISITIONS INC, Term Loan, 3/6/20

 $

 744,192

 838,328

 4.75

 Interactive Data Corp., Tranche B Term Loan (First Lien), 4/24/21

 842,624

 2,659,500

 6.25

 McGraw-Hill School Education Holdings llc, Term B Loan, 12/18/19

 2,681,108

 2,058,694

 3.75

 MTL Publishing LLC, Term B-2 Loan, 6/29/18

 2,062,696

 $

 6,330,620

 Total Media

 $

 58,912,679

 Retailing - 2.0%

 Department Stores - 0.3%

 1,670,314

 4.25

 Neiman Marcus Group, Ltd. LLC, Other Term Loan, 10/25/20

 $

 1,666,485

 Computer & Electronics Retail - 0.3%

 987,500

 3.75

 Rent-A-Center, Inc., Term Loan (2014), 2/6/21

 $

 987,500

 930,382

 14.75

 Targus Group International, Inc., Term Loan, 5/24/16

 761,174

 $

 1,748,674

 Home Improvement Retail - 0.5%

 3,376,540

 4.50

 Apex Tool Group LLC, Term Loan, 2/1/20

 $

 3,321,671

 Specialty Stores - 0.2%

 523,688

 4.25

 PetSmart, Inc., Tranche B-1 Loan, 3/10/22

 $

 526,336

 1,000,000

 3.50

 Staples, Inc., 1st Lien Term Loan B, 4/24/21

 1,001,525

 $

 1,527,861

 Automotive Retail - 0.7%

 561,082

 3.00

 Avis Budget Car Rental LLC, Tranche B Term Loan, 3/15/19

 $

 562,134

 1,168,129

 5.25

 CWGS Group LLC, Term Loan, 2/20/20

 1,174,700

 1,706,250

 4.00

 The Hertz Corp., Tranche B1 Term Loan, 3/11/18

 1,710,782

 488,750

 3.50

 The Hertz Corp., Tranche B-2 Term Loan, 3/11/18

 489,055

 $

 3,936,671

 Total Retailing

 $

 12,201,362

 Food & Staples Retailing - 1.6%

 Drug Retail - 0.1%

 693,000

 4.50

 Hearthside Group Holdings LLC, Term Loan (First Lien), 4/24/21

 $

 694,057

 Food Distributors - 0.8%

 1,550,926

 5.75

 AdvancePierre Foods, Inc., Term Loan (First Lien), 7/10/17

 $

 1,557,130

 1,429,910

 4.75

 Clearwater Seafoods LP, Term Loan B 2013, 6/26/19

 1,432,591

 1,732,189

 4.26

 Del Monte Foods Consumer Products, Inc., Term Loan (First Lien), 11/26/20

 1,684,554

 $

 4,674,275

 Food Retail - 0.7%

 4,342,383

 5.38

 Albertsons LLC, Term B-2 Loan, 3/21/19

 $

 4,366,809

 Total Food & Staples Retailing

 $

 9,735,141

 Food, Beverage & Tobacco - 3.1%

 Agricultural Products - 0.3%

 1,975,000

 3.25

 Darling International, Inc., Term B USD Loan, 12/19/20

 $

 1,989,196

 Packaged Foods & Meats - 2.8%

 2,325,615

 4.50

 Boulder Brands USA, Inc., Term Loan, 7/9/20

 $

 2,252,940

 3,336,495

 5.00

 CSM Bakery Solutions LLC, Term Loan (First Lien), 7/3/20

 3,347,756

 1,473,750

 4.50

 CTI Foods Holding Co LLC, Term Loan (First Lien), 6/29/20

 1,455,328

 343,750

 6.75

 Hostess Brands, Inc., Term B Loan, 2/25/20

 352,344

 1,749,252

 3.75

 JBS USA LLC, Initial Term Loan, 5/25/18

 1,750,302

 1,768,500

 3.75

 JBS USA LLC, Incremental Term Loan, 9/18/20

 1,769,977

 2,712,880

 3.00

 Pinnacle Foods Finance LLC, New Term Loan G, 4/29/20

 2,710,549

 835,125

 3.00

 Pinnacle Foods Finance LLC, Tranche H Term Loan, 4/29/20

 834,864

 1,287,004

 3.75

 Post Holdings, Inc., Tranche B Loan (First Lien), 5/23/21

 1,288,291

 992,500

 4.50

 Shearer's Foods, LLC, Term Loan (First Lien), 6/19/21

 994,981

 $

 16,757,332

 Total Food, Beverage & Tobacco

 $

 18,746,528

 Household & Personal Products - 2.3%

 Household Products - 1.2%

 744,375

 5.50

 4L Technologies Inc., Term Loan, 5/8/20

 $

 736,001

 500,000

 3.25

 Energizer Spinco, Inc., 1st Lien Term Loan B,  5/20/22

 503,119

 1,976,522

 4.50

 Polar Pak, Inc., 6/7/20

 1,976,522

 1,578,621

 3.75

 Spectrum Brands, Inc., 1st Lien Term Loan, 6/16/22

 1,587,500

 2,348,560

 4.02

 SRAM LLC, Term Loan (First Lien), 4/10/20

 2,345,624

 $

 7,148,766

 Personal Products - 0.8%

 987,500

 4.25

 Atrium Innovations, Inc., Term Loan, 1/29/21

 $

 956,641

 250,000

 7.75

 Atrium Innovations, Inc., Tranche B Term Loan (Second Lien), 7/29/21

 229,688

 2,076,786

 3.50

 NBTY, Inc., Term B-2 Loan, 10/1/17

 2,072,244

 1,644,388

 4.00

 Revlon Consumer Products Corp., Acquisition Term Loan, 8/19/19

 1,648,088

 $

 4,906,661

 Total Household & Personal Products

 $

 12,055,427

 Health Care Equipment & Services - 6.6%

 Health Care Equipment - 0.5%

 2,023,152

 4.50

 Kinetic Concepts, Inc., Term  DTL-E1 loan, 5/4/18

 $

 2,035,324

 875,000

 5.50

 Physio-Control International, Inc., 1st Lien Term Loan B,  5/19/22

 882,109

 $

 2,917,433

 Health Care Supplies - 0.5%

 2,052,914

 5.00

 Immucor, Inc., Term B-2 Loan, 8/19/18

 $

 2,060,612

 750,000

 4.25

 Sterigenics-Nordion Holdings LLC, 1st Lien Term Loan B, 4/27/22

 755,625

 $

 2,816,237

 Health Care Services - 3.2%

 655,632

 6.50

 AccentCare, Inc., Term Loan, 12/22/16

 $

 639,241

 1,021,711

 4.25

 Alliance HealthCare Services, Inc., Initial Term Loan, 6/3/19

 1,020,913

 942,881

 7.50

 Ardent Medical Services, Inc., 1st Lien Term Loan, 5/2/18

 945,631

 1,218,203

 6.25

 BioScrip, Inc., Initial Term B Loan, 7/31/20

 1,212,873

 730,922

 6.50

 BioScrip, Inc., Term Loan, 7/31/20

 727,724

 1,508,762

 4.00

 BSN Medical GmbH & Co. KG, Facility B1A, 8/28/19

 1,508,762

 2,811,680

 4.00

 Envision Healthcare Corp., Initial Term Loan, 5/25/18

 2,820,759

 2,947,500

 2.28

 Fresenius US Finance I, Inc., Tranche B Term Loan, 8/7/19

 2,945,045

 325,000

 4.50

 Genoa Healthcare LLC, 1st Lien Term Loan B, 4/21/22

 326,219

 500,000

 4.00

 Mj Acquistion (Concentra), 1st Lien Term Loan B, 5/8/22

 500,312

 1,070,964

 4.25

 National Mentor Holdings, Inc., Tranche B Term Loan, 1/31/21

 1,074,310

 688,889

 4.50

 National Surgical Hospitals, Inc., 1st Lien Term Loan B,  5/15/22

 689,302

 910,339

 8.00

 Rural, Term Loan, 6/30/18

 850,029

 1,668,131

 4.50

 Truven Health Analytics, Inc., New Tranche B Term Loan, 6/6/19

 1,665,503

 2,186,309

 4.25

 US Renal Care, Inc., Tranche B-2 Term Loan (First Lien), 7/3/19

 2,191,092

 $

 19,117,715

 Health Care Facilities - 1.5%

 350,326

 0.00

 Ardent Legacy Acquisitions, Inc., 1st Lien Term Loan B, 7/31/21 (d)

 352,516

 270,340

 3.53

 CHS, Incremental 2018 Term F Loans, 12/31/18

 $

 271,270

 543,136

 3.03

 CHS, Incremental 2019 Term G Loan, 12/31/19

 544,946

 999,355

 4.00

 CHS, Incremental 2021 Term H Loan, 1/27/21

 1,004,699

 327,815

 3.03

 HCA, Inc., Tranche B-4 Term Loan, 5/1/18

 328,634

 2,360,500

 4.25

 Kindred Healthcare, Inc., Tranche B Loan (First Lien), 4/10/21

 2,375,253

 1,466,475

 5.25

 RegionalCare Hospital Partners, Inc., Term Loan (First Lien), 4/21/19

 1,468,308

 189,615

 3.75

 Select Medical Corp., Series E Tranche B Term Loan, 6/1/18

 189,929

 2,451,228

 6.75

 Steward Health Care System LLC, Term Loan, 4/10/20

 2,440,504

 $

 8,976,059

 Managed Health Care - 0.1%

 257,755

 9.75

 MMM Holdings, Inc., Term Loan, 10/9/17

 $

 201,693

 187,387

 9.75

 MSO of Puerto Rico, Inc., MSO Term Loan, 12/12/17

 146,630

 $

 348,323

 Health Care Technology - 0.9%

 615,000

 4.25

 ConvaTec, Inc., Dollar Term Loan, 12/22/16

 $

 614,231

 2,433,114

 3.75

 Emdeon, Inc., Term B-2 Loan, 11/2/18

 2,432,100

 974,934

 3.50

 IMS Health, Inc., Term B Dollar Loan, 3/17/21

 973,977

 1,257,194

 4.00

 MedAssets, Inc., Term B Loan, 12/13/19

 1,258,766

 $

 5,279,074

 Total Health Care Equipment & Services

 $

 39,454,841

 Pharmaceuticals, Biotechnology & Life Sciences - 3.8%

 Biotechnology - 0.8%

 3,197,614

 3.50

 Alkermes, Inc., 2019 Term Loan, 9/25/19

 $

 3,202,945

 1,800,000

 7.00

 Lantheus Medical Imaging, Inc., 1st Lien Term Loan B, 6/25/22

 1,779,750

 $

 4,982,695

 Pharmaceuticals - 2.9%

 1,687,250

 4.50

 Akorn, Inc., Term Loan B, 11/13/20

 $

 1,694,983

 500,000

 4.75

 Concordia Healthcare Corp., 1st Lien Term Loan B, 4/15/22

 503,542

 416,487

 3.75

 Endo International, 1st Lien Term Loan B-1, 6/24/22

 418,927

 987,500

 3.25

 Endo Luxembourg Finance I Company Sarl, Tranche B Term Loan (First Lien), 11/5/20

 993,286

 1,185,000

 3.19

 Grifols Worldwide Operations USA, Inc., U.S. Tranche B Term Loam, 4/1/21

 1,190,184

 2,098,800

 4.25

 JLL, Initial Dollar Term Loan, 1/23/21

 2,094,489

 1,382,500

 3.25

 Mallinckrodt International Finance SA, Initial Term B Loan, 3/6/21

 1,382,500

 1,937,644

 4.00

 Par Pharmaceutical Companies, Inc., Term B-2 Loan, 9/28/19

 1,938,654

 1,247,663

 4.25

 PharMEDium Healthcare Corp., Initial Term Loan (First Lien), 1/23/21

 1,239,865

 875,341

 3.51

 Prestige Brands, Inc., Term B-3 Loan, 9/3/21

 877,749

 356,658

 3.25

 RPI Finance Trust, Term B-3 Term Loan, 11/9/18

 358,620

 1,089,613

 3.50

 RPI Finance Trust, Term B-4 Term Loan, 11/9/20

 1,093,154

 1,279,190

 3.50

 Valeant Pharmaceuticals International, Inc., Series C-2 Tranche B Term Loan, 12/11/19

 1,282,502

 1,990,492

 3.50

 Valeant Pharmaceuticals International, Inc., Series E1 Tranche B Term Loan, 8/5/20

 1,994,934

 $

 17,063,389

 Life Sciences Tools & Services - 0.1%

 414,069

 4.25

 Catalent Pharma Solutions, Dollar Term Loan, 5/20/21

 $

 416,217

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 22,462,301

 Banks - 0.3%

 Thrifts & Mortgage Finance - 0.3%

 1,872,270

 3.94

 Ocwen Financial Corp., Initial Term Loan, 1/15/18

 $

 1,869,637

 Total Banks

 $

 1,869,637

 Diversified Financials - 2.8%

 Other Diversified Financial Services - 1.1%

 1,254,224

 3.50

 AWAS Finance Luxembourg 2012 SA, Term Loan, 7/16/18

 $

 1,262,847

 475,000

 3.50

 Delos Finance SARL, Tranche B Term Loan, 2/27/21

 476,315

 2,626,737

 3.50

 Fly Funding II Sarl, Term Loan, 8/9/18

 2,634,399

 2,499,000

 5.00

 Livingston International, Inc., Initial Term B-1 Loan (First Lien), 4/18/19

 2,464,639

 $

 6,838,200

 Specialized Finance - 0.5%

 1,626,402

 4.25

 Mirror BidCo Corp., New Incremental Term Loan, 12/18/19

 $

 1,625,724

 125,000

 4.50

 Royal Adhesives And Sealants, 1st Lien Term Loan, 6/12/22

 125,807

 175,000

 8.50

 Royal Adhesives And Sealants, 2nd Lien Term Loan, 6/12/23

 175,219

 1,288,688

 3.75

 Trans Union LLC, 1st Lien Term Loan B-2, 4/9/21

 1,282,566

 $

 3,209,316

 Asset Management & Custody Banks - 0.5%

 1,054,624

 4.84

 Clondalkin Acquisition BV, 1st Lien Term Loan B, 5/31/20

 $

 1,057,261

 1,887,360

 0.00

 Vistra Group, Ltd., 1st Lien Term Loan B, 7/21/22 (d)

 1,892,078

 $

 2,949,339

 Investment Banking & Brokerage - 0.7%

 1,985,612

 4.50

 Duff & Phelps Corp., Initial Term Loan, 4/23/20

 $

 1,991,404

 1,952,563

 4.25

 Guggenheim Partners Investment Management Holdings LLC, Initial Term Loan, 7/22/20

 1,963,851

 $

 3,955,255

 Total Diversified Financials

 $

 16,952,110

 Insurance - 1.4%

 Insurance Brokers - 0.5%

 1,143,660

 5.00

 CGSC of Delaware Holdings Corp., Term Loan (First Lien), 4/16/20

 $

 1,052,167

 2,073,629

 4.25

 USI Insurance Services LLC, Term B Loan, 12/30/19

 2,076,652

 $

 3,128,819

 Multi-line Insurance - 0.5%

 684,602

 0.00

 Alliant Holdings I LLC, 1st Lien Term Loan B, 7/28/22 (d)

 $

 685,565

 2,278,068

 5.00

 Alliant Holdings I LLC, Initial Term Loan, 12/20/19

 2,281,271

 $

 2,966,836

 Property & Casualty Insurance - 0.4%

 2,129,351

 5.75

 Confie Seguros Holding II Co., Term B Loan (First Lien), 11/9/18

 $

 2,145,321

 Total Insurance

 $

 8,240,976

 Real Estate - 1.5%

 Mortgage REIT - 0.3%

 2,103,220

 3.50

 Starwood Property Trust, Inc., Term Loan (First Lien), 4/17/20

 $

 2,098,839

 Specialized REIT - 0.6%

 1,000,000

 5.00

 Communications Sales & Leasing, Inc., 1st Lien Term Loan B,  10/16/22

 $

 976,250

 2,306,900

 3.25

 The GEO Group, Inc., Term Loan, 4/3/20

 2,314,109

 $

 3,290,359

 Real Estate Services - 0.6%

 2,146,523

 4.50

 Altisource Solutions Sarl, Term B Loan, 12/9/20

 $

 1,931,871

 1,543,883

 4.27

 GCA Services Group, Inc., Replacement Term Loan (First Lien), 11/1/19

 1,539,783

 $

 3,471,654

 Total Real Estate

 $

 8,860,852

 Software & Services - 5.0%

 Internet Software & Services - 0.2%

 429,310

 3.50

 Dealertrack Technologies, Inc., Term Loan, 2/27/21

 $

 429,374

 991,080

 6.00

 Vocus, Inc., Tranche B Loan (First Lien), 5/23/21

 990,666

 $

 1,420,040

 IT Consulting & Other Services - 0.9%

 1,402,167

 3.75

 Booz Allen Hamilton, Inc., Refinance Tranche B, 7/31/19

 $

 1,409,177

 1,980,000

 5.75

 Evergreen Skills Lux Sarl, Initial Term Loan (First Lien), 4/23/21

 1,931,326

 686,313

 4.50

 PSAV Presentation Services, Tranche B Term Loan (First Lien), 1/24/21

 687,170

 872,813

 3.75

 Science Applications International, 1st Lien Term Loan B, 4/21/22

 877,177

 681,538

 4.00

 Sungard Data Systems, 1st Lien Term Loan E, 3/11/20

 683,451

 $

 5,588,301

 Data Processing & Outsourced Services - 0.5%

 250,000

 3.75

 Black Knight Infoserv LLC, 1st Lien Term Loan B, 5/7/22

 $

 251,562

 1,637,680

 3.69

 First Data Corp., 2018 New Dollar Term Loan, 3/24/18

 1,635,761

 1,337,631

 5.25

 WorldPay, Facility B2A Term Loan, 8/6/17

 1,347,663

 $

 3,234,986

 Application Software - 2.2%

 1,600,500

 4.25

 Applied Systems, Inc., Initial Term Loan (First Lien), 1/15/21

 $

 1,606,502

 2,451,862

 4.50

 Epiq Systems, Inc., Term Loan, 8/27/20

 2,451,862

 652,397

 8.50

 Expert Global Solutions, Inc., Term B Advance (First Lien), 4/3/18

 654,028

 1,500,000

 6.25

 First Advantage(Stg - Fairway), 1st Lien Term Loan B, 3/4/19

 1,496,250

 1,115,094

 3.75

 Infor., Tranche B-5 Term Loan (First Lien), 6/3/20

 1,109,635

 385,675

 4.50

 Informatica Corp., 1st Lien Term Loan B, 5/20/22

 386,438

 1,244,378

 7.50

 Serena Software, Inc., Term Loan, 4/10/20

 1,250,081

 1,728,237

 3.50

 Verint Systems, Inc., Tranche B-2 Term Loan (First Lien), 9/6/19

 1,731,694

 2,188,681

 4.25

 Vertafore, Inc., Term Loan (2013), 10/3/19

 2,194,973

 $

 12,881,463

 Systems Software - 0.9%

 554,524

 4.25

 Avast Software, 1st Lien Term Loan, 3/20/20

 $

 557,181

 1,243,750

 5.75

 AVG Technologies N.V., Term Loan, 10/15/20

 1,253,078

 2,800,088

 4.00

 EZE Software Group LLC, Term B-1 Loan, 4/6/20

 2,800,670

 495,000

 5.00

 MSC Software Corp., Initial Term Loan (First Lien), 5/28/20

 496,238

 $

 5,107,167

 Home Entertainment Software - 0.5%

 1,644,500

 3.25

 Activision Blizzard, Inc., Term Loan, 7/26/20

 $

 1,652,979

 1,165,805

 5.25

 Micro Focus International, Term Loan B, 10/7/21

 1,172,259

 $

 2,825,238

 Total Software & Services

 $

 31,057,195

 Technology Hardware & Equipment - 1.7%

 Data Processing & Outsourced Services - 0.0%+

 73,688

 4.50

 Ship Midco, Ltd., Additional Term Facility, 11/30/19

 $

 73,964

 Communications Equipment - 0.2%

 396,000

 3.75

 Ciena Corp., Term Loan, 7/15/19

 $

 397,732

 350,000

 3.75

 Commscope, Inc., 1st Lien Term Loan B-1, 5/29/22

 351,604

 721,927

 3.25

 Commscope, Inc., Tranche 4 Term Loan, 1/14/18

 723,501

 $

 1,472,837

 Electronic Equipment Manufacturers - 0.6%

 1,907,486

 4.50

 Sensus USA, Inc., Term Loan (First Lien), 5/9/17

 $

 1,906,294

 1,505,455

 4.75

 Zebra Technologies, Term Loan B, 9/30/21

 1,525,423

 $

 3,431,717

 Electronic Components - 0.2%

 147,375

 3.25

 Belden Finance 2013 LP, Initial Term Loan, 9/9/20

 $

 147,651

 651,563

 6.25

 FCI - Fidji Luxembourg Bc4 Sarl , Term Loan, 12/19/20

 651,562

 523,145

 3.25

 Generac Power Systems, Inc., Term Loan B, 5/31/20

 520,747

 $

 1,319,960

 Technology Distributors - 0.7%

 782,005

 3.25

 CDW LLC, Term Loan, 4/25/20

 $

 780,539

 1,393,799

 5.00

 Deltek Systems, Inc., 1st Lien Term Loan, 12/31/22

 1,400,187

 254,933

 4.00

 Ss&C European Holdings S.a.r.l., 1st Lien Term Loan B-2, 6/29/22

 257,296

 1,546,592

 4.00

 Ss&C Technologies, Inc., 1st Lien Term Loan B-1, 6/29/22

 1,560,930

 $

 3,998,952

 Total Technology Hardware & Equipment

 $

 10,297,430

 Semiconductors & Semiconductor Equipment - 1.3%

 Semiconductor Equipment - 0.5%

 1,190,248

 3.50

 Emtegris, Inc., Term Loan B, 3/25/21

 $

 1,191,364

 479,152

 2.53

 Sensata Technologies, 1st Lien Term Loan, 10/14/21

 480,948

 1,359,641

 4.25

 Vat, 1st Lien Term Loan-B, 2/11/21

 1,363,323

 $

 3,035,635

 Semiconductors - 0.8%

 3,444,067

 3.75

 Avago Technologies Ltd., Tranche B Term Loan (First Lien), 4/16/21

 $

 3,453,656

 495,000

 4.50

 M/A-COM Technology, Initial Term Loan, 5/7/21

 496,238

 653,666

 3.25

 Microsemi Corp., Term Loan (First Lien), 3/14/21

 654,728

 $

 4,604,622

 Total Semiconductors & Semiconductor Equipment

 $

 7,640,257

 Telecommunication Services - 2.6%

 Integrated Telecommunication Services - 1.2%

 2,751,000

 4.00

 Cincinnati Bell, Inc., Tranche B Term Loan, 9/10/20

 $

 2,752,719

 1,008,296

 4.75

 Securus Technologies Holdings, Inc., Initial Term Loan (First Lien), 4/30/20

 983,089

 504,991

 3.50

 Virgin Media, 1st Lien Term Loan F, 6/30/23

 503,965

 1,636,644

 3.25

 West Corp., B-10 Term Loan (First Lien), 6/30/18

 1,634,826

 982,722

 3.50

 Windstream Services LLC, Tranche B-5 Term Loan, 8/8/19

 965,819

 $

 6,840,418

 Wireless Telecommunication Services - 1.4%

 3,087,722

 3.00

 Crown Castle International Corp., Tranche B-2 Term Loan (First Lien), 1/31/21

 $

 3,083,091

 264,338

 4.75

 GCI Holdings, Inc., Tranche B Term Loan (First Lien), 12/22/21

 265,990

 1,094,883

 4.50

 Numericable U.S. LLC, Tranche B-1 Term Loan, 4/23/20

 1,099,445

 946,925

 4.50

 Numericable-SFR, Tranche B-2 Loan (First Lien), 4/23/20

 950,871

 1,175,787

 4.00

 Syniverse Holdings, Inc., Initial Term Loan, 4/23/19

 1,121,407

 2,204,282

 4.00

 Syniverse Holdings, Inc., Tranche B Term Loan, 4/23/19

 2,102,334

 $

 8,623,138

 Total Telecommunication Services

 $

 15,463,556

 Utilities - 2.9%

 Electric Utilities - 1.2%

 1,648,706

 4.75

 Atlantic Power LP, Term Loan, 2/20/21

 $

 1,655,919

 2,597,000

 3.00

 Calpine Construction Finance Co. LP, Term B-1 Loan, 5/3/20

 2,578,063

 1,899,667

 3.50

 Star West Generation LLC, Term B Advance, 3/13/20

 1,904,416

 679,080

 3.75

 Texas Competitive Electric Holdings Co LLC, DIP Delayed Draw Term Loan (2014), 5/5/16

 682,334

 $

 6,820,732

 Water Utilities - 0.3%

 1,723,750

 4.75

 WTG Holdings III Corp., Term Loan (First Lien), 12/12/20

 $

 1,726,982

 Independent Power Producers & Energy Traders - 1.4%

 1,395,000

 3.50

 Calpine Corp., 1st Lien Term Loan B-5, 5/28/22

 $

 1,392,288

 535,545

 4.00

 Calpine Corp., Term Loan, 9/27/19

 537,805

 1,206,154

 4.00

 Dynegy, Inc., Tranche B-2 Term Loan, 4/23/20

 1,210,552

 2,043,622

 2.75

 NRG Energy, Inc., Term Loan (2013), 7/1/18

 2,038,049

 3,314,647

 3.75

 NSG Holdings LLC, New Term Loan, 12/11/19

 3,318,790

 $

 8,497,484

 Total Utilities

 $

 17,045,198

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $542,549,299)

 $

 537,439,145

 Shares

 EXCHANGE TRADED FUND - 0.2%

 Diversified Financials - 0.2%

 Other Diversified Financial Services - 0.2%

 50,000

 PowerShares Senior Loan Portfolio

 $

 1,184,500

 TOTAL EXCHANGE TRADED FUND

 (Cost $1,192,485)

 $

 1,184,500

 Principal Amount ($)

 TEMPORARY CASH INVESTMENTS - 1.2%

 Commercial Paper - 1.2%

 1,480,000

 Barclays U.S. Commercial Paper, 8/3/15 (c)

 $

 1,479,973

 1,480,000

 BNP Paribas SA Commercial Paper, 8/3/15 (c)

 1,479,986

 1,035,000

 Prudential Funding Commercial Paper, 8/3/15 (c)

 1,034,990

 1,480,000

 Wal Mart Stores Commercial Paper, 8/3/15 (c)

 1,479,996

 1,480,000

 Exxon Mobil Commercial Paper, 8/3/15 (c)

 1,479,986

 $

 6,954,931

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $6,954,968)

 $

 6,954,931

 TOTAL INVESTMENT IN SECURITIES - 97.0%

 (Cost $583,361,412) (a)

 $

 577,682,457

 OTHER ASSETS & LIABILITIES - 3.0%

 $

 18,059,018

 TOTAL NET ASSETS - 100.0%

 $

 595,741,475

 +

 Amount rounds to less than 0.1%.

 *

 Non-income producing security.

 REIT

 Real Estate Investment Trust.

 (Perpetual)

 Security with no stated maturity date.

 (Cat Bond)

 Catastrophe or event linked bond. At July 31, 2015, the value of these securities amounted to $5,702,110 or 1.0% of total net assets.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At July 31, 2015, the value of these securities amounted to $12,817,932 or 2.2% of total net assets.

 (a)

 At July 31, 2015, the net unrealized depreciation on investments based on cost for federal income tax purposes of $583,361,412 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 2,771,946

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (8,450,901)

 Net unrealized depreciation

 $

 (5,678,955)

 (b)

 Debt obligation with a variable interest rate.  Rate shown is rate at end of period.

 (c)

 Security issued with a zero coupon.  Income is earned through accretion of discount.

 (d)

 Rate to be determined.

 (e)

 Structured reinsurance investment. At July 31, 2015, the value of these securities amounted to $557,473 or 0.1% of total net assets.

 CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION

 Notional Principal ($) (1)

 Counterparty

 Obligation Entity/Index

 Coupon

 Credit Rating (2)

 Expiration Date

 Premiums Paid

 Net Unrealized Appreciation

1,361,250

 Chicago Mercentile Exchange

 Markit CDX North America High Yield Index

5.00
%

 BBB+

 6/20/20

81,943

3,010

(1)

 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.

(2)

 Based on Standard & Poor's rating of the issuer or weighted average of all the underlying securities of the index.

 Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements — Note 1A.

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements — Note 1A.

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3.

 The following is a summary of the inputs used as of July 31, 2015, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Preferred Stocks

$
2,396,608

$
-

-

$
2,396,608

 Convertible Preferred Stock

144,360

-

-

144,360

 Common Stocks

-

765,313

-

765,313

 Asset Backed Securities

-

756,284

-

756,284

 Collateralized Mortgage Obligations

-

462,538

-

462,538

 Corporate Bonds

   Insurance

     Reinsurance

-

-

557,473

557,473

   All Other Corporate Bonds

-

18,124,710

-

18,124,710

 U.S. Governmnet and Agency Obligations

-

8,896,595

-

8,896,595

 Senior Floating Rate Loan Interests

-

537,439,145

-

537,439,145

 Exchange Traded Fund

1,184,500

-

-

1,184,500

 Commercial Paper

-

6,954,931

-

6,954,931

 Total

$
3,725,468

$
573,399,516

557,473.00

$
577,682,457

 During the period ended July 31, 2015, there were no transfers between Levels 1, 2 and 3.

 Corporate Bonds

 Total

 Balance as of 10/31/14

$
-

$
-

 Realized gain (loss)1

-

-

 Change in unrealized appreciation (depreciation)2

9,373

9,373

 Purchases

548,100

548,100

 Sales

-

-

 Transfers in and out of Level 3 Categories

-

-

 Transfers in and out of Level 3*

-

-

 Balance as of 7/31/15

557,473

557,473

1

 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

*

 Transfers are calculated on the beginning of period values.

 During the period ended July 31, 2015 there were no transfers between Levels 1, 2 and 3.

 Net change in unrealized appreciation (depreciation) of investments still held as of 7/31/15

$
9,373

 Pioneer Flexible Opportunities Fund

 Schedule of Investments 7/31/15 (unaudited)

 Shares

 PREFERRED STOCK - 0.0%+

 Value

 Real Estate - 0.0%+

 Retail REIT - 0.0%+

 204

 Wheeler Real Estate Investment Trust, Inc., 9.0%

 $

 199,920

 TOTAL PREFERRED STOCK

 (Cost $195,245)

 $

 199,920

 COMMON STOCKS - 68.2%

 Energy - 0.4%

 Oil & Gas Equipment & Services - 0.1%

 1,081,400

 Ezion Holdings, Ltd.

 $

 680,644

 Oil & Gas Refining & Marketing - 0.3%

 14,127

 Tesoro Corp.

 $

 1,375,122

 25,609

 Valero Energy Corp.

 1,679,950

 $

 3,055,072

 Total Energy

 $

 3,735,716

 Materials - 1.4%

 Commodity Chemicals - 0.5%

 33,811

 LyondellBasell Industries NV

 $

 3,172,486

 192,000

 Tosoh Corp.

 1,004,619

 $

 4,177,105

 Specialty Chemicals - 0.7%

 17,666

 PPG Industries, Inc.

 $

 1,914,641

 7,700

 The Sherwin-Williams Co.

 2,138,752

 24,592

 The Valspar Corp.

 2,048,022

 $

 6,101,415

 Diversified Metals & Mining - 0.2%

 91,684

 MMC Norilsk Nickel PJSC (A.D.R.)

 $

 1,417,381

 Total Materials

 $

 11,695,901

 Capital Goods - 9.6%

 Aerospace & Defense - 4.4%

 76,654

 Airbus Group SE

 $

 5,435,257

 1,996,000

 Avichina Industry & Technology, Ltd.

 1,660,732

 32,549

 Honeywell International, Inc.

 3,419,272

 51,020

 Northrop Grumman Corp.

 8,826,970

 52,463

 Raytheon Co.

 5,723,189

 62,156

 Safran SA

 4,696,504

 102,227

 Spirit AeroSystems Holdings, Inc. *

 5,755,380

 26,555

 Thales SA

 1,797,905

 $

 37,315,209

 Construction & Engineering - 0.8%

 1,367,000

 China Communications Construction Co., Ltd.

 $

 1,743,776

 1,129,500

 China Railway Construction Corp., Ltd.

 1,455,219

 197,000

 Shimizu Corp.

 1,732,644

 360,000

 Taisei Corp.

 2,120,839

 $

 7,052,478

 Electrical Components & Equipment - 0.7%

 1,354,000

 Boer Power Holdings, Ltd.

 $

 2,570,225

 464,500

 Zhuzhou CSR Times Electric Co, Ltd.

 3,137,484

 $

 5,707,709

 Heavy Electrical Equipment - 0.6%

 3,819,000

 China High Speed Transmission Equipment Group Co, Ltd.

 $

 3,097,869

 967,600

 Xinjiang Goldwind Science & Technology Co, Ltd.

 1,861,184

 $

 4,959,053

 Industrial Conglomerates - 0.2%

 795,330

 JG Summit Holdings, Inc.

 $

 1,261,341

 Construction & Farm Machinery & Heavy Trucks - 0.8%

 456,336

 Meritor, Inc. *

 $

 6,425,211

 Agricultural & Farm Machinery - 0.7%

 14,889

 Lindsay Corp.

 $

 1,248,740

 69,968

 The Toro Co.

 4,780,913

 $

 6,029,653

 Industrial Machinery - 1.4%

 2,748

 Georg Fischer AG

 $

 1,830,298

 26,325

 Illinois Tool Works, Inc.

 2,355,298

 16,970

 Industria Macchine Automatiche S.p.A.

 879,167

 1,313

 Interroll Holding AG

 842,461

 127,500

 NSK, Ltd.

 1,643,558

 44,193

 Stanley Black & Decker, Inc.

 4,661,920

 $

 12,212,702

 Total Capital Goods

 $

 80,963,356

 Commercial Services & Supplies - 1.4%

 Environmental & Facilities Services - 0.2%

 1,262,400

 Dongjiang Environmental Co, Ltd.

 $

 2,112,715

 Office Services & Supplies - 0.3%

 12,673

 Societe BIC SA

 $

 2,170,914

 Security & Alarm Services - 0.6%

 1,249

 Kaba Holding AG *

 $

 798,497

 64,200

 Secom Co., Ltd.

 4,322,179

 $

 5,120,676

 Research & Consulting Services - 0.3%

 12,852

 Bertrandt AG

 $

 1,602,008

 15,681

 Teleperformance

 1,162,758

 $

 2,764,766

 Total Commercial Services & Supplies

 $

 12,169,071

 Transportation - 3.4%

 Airlines - 1.2%

 938,000

 ANA Holdings, Inc.

 $

 2,987,698

 4,808,000

 China Eastern Airlines Corp, Ltd. *

 3,884,724

 3,014,000

 China Southern Airlines Co, Ltd.

 2,977,257

 $

 9,849,679

 Marine - 0.1%

 90,112

 Irish Continental Group Plc

 $

 430,182

 Railroads - 1.2%

 25,800

 Central Japan Railway Co.

 $

 4,515,763

 53,200

 East Japan Railway Co.

 5,255,495

 $

 9,771,258

 Airport Services - 0.1%

 1,108,000

 Beijing Capital International Airport Co., Ltd.

 $

 1,140,751

 Highways & Railtracks - 0.8%

 2,654,000

 Anhui Expressway Co, Ltd.

 $

 2,288,733

 3,622,000

 Shenzhen Expressway Co, Ltd.

 2,676,980

 1,842,000

 Zhejiang Expressway Co, Ltd.

 2,117,943

 $

 7,083,656

 Total Transportation

 $

 28,275,526

 Automobiles & Components - 1.0%

 Auto Parts & Equipment - 0.1%

 18,686

 Brembo S.p.A.

 $

 841,911

 Automobile Manufacturers - 0.9%

 36,766

 Daimler AG

 $

 3,286,487

 114,700

 Fuji Heavy Industries, Ltd.

 4,254,627

 $

 7,541,114

 Total Automobiles & Components

 $

 8,383,025

 Consumer Durables & Apparel - 1.5%

 Home Furnishings - 0.3%

 2,296

 Forbo Holding AG

 $

 2,797,321

 Homebuilding - 0.4%

 50,044

 KB Home

 $

 799,703

 40,493

 Lennar Corp.

 2,147,749

 $

 2,947,452

 Apparel, Accessories & Luxury Goods - 0.2%

 8,786

 Kering

 $

 1,692,685

 Footwear - 0.6%

 45,890

 NIKE, Inc. (Class B)

 $

 5,287,446

 Total Consumer Durables & Apparel

 $

 12,724,904

 Consumer Services - 2.1%

 Hotels, Resorts & Cruise Lines - 1.8%

 453,648

 Aitken Spence Hotel Holdings Plc

 $

 265,275

 141,368

 Hilton Worldwide Holdings, Inc.

 3,795,731

 54,690

 Marriott International, Inc.

 3,971,041

 174,421

 Melia Hotels International SA

 2,507,255

 50,969

 Wyndham Worldwide Corp.

 4,205,962

 $

 14,745,264

 Education Services - 0.2%

 6,299,028

 China Maple Leaf Educational Systems, Ltd.

 $

 2,088,187

 Specialized Consumer Services - 0.1%

 629,359

 Shine Corporate, Ltd.

 $

 1,070,070

 Total Consumer Services

 $

 17,903,521

 Media - 2.1%

 Advertising - 0.2%

 27,171

 Publicis Groupe SA

 $

 2,054,927

 Broadcasting - 0.3%

 369,045

 Zee Entertainment Enterprises, Ltd.

 $

 2,305,344

 Cable & Satellite - 0.2%

 27,980

 Comcast Corp.

 $

 1,746,232

 Movies & Entertainment - 1.4%

 54,203

 The Walt Disney Co.

 $

 6,504,360

 61,257

 Time Warner, Inc.

 5,393,066

 $

 11,897,426

 Total Media

 $

 18,003,929

 Retailing - 2.4%

 Internet Retail - 0.7%

 136,949

 Banzai S.p.A.

 $

 930,586

 24,096

 JD.com, Inc. (A.D.R.) *

 795,891

 212,797

 Vipshop Holdings, Ltd. (A.D.R.) *

 4,147,414

 $

 5,873,891

 Department Stores - 0.6%

 42,979

 Next Plc

 $

 5,363,776

 General Merchandise Stores - 1.1%

 30,600

 Dollar General Corp. *

 $

 2,459,322

 80,182

 Target Corp.

 6,562,897

 $

 9,022,219

 Total Retailing

 $

 20,259,886

 Food & Staples Retailing - 1.8%

 Drug Retail - 1.1%

 80,191

 CVS Health Corp.

 $

 9,019,082

 Food Retail - 0.7%

 122,130

 The Kroger Co.

 $

 4,792,381

 68,149

 X5 Retail Group NV (G.D.R.) *

 1,219,687

 $

 6,012,068

 Total Food & Staples Retailing

 $

 15,031,150

 Food, Beverage & Tobacco - 1.6%

 Packaged Foods & Meats - 0.4%

 95,000

 Ajinomoto Co, Inc.

 $

 2,192,459

 8,500

 MEIJI Holdings Co, Ltd.

 1,212,216

 $

 3,404,675

 Tobacco - 1.2%

 60,264

 Altria Group, Inc.

 $

 3,277,156

 58,272

 British American Tobacco Plc

 3,461,329

 35,041

 Reynolds American, Inc.

 3,006,167

 $

 9,744,652

 Total Food, Beverage & Tobacco

 $

 13,149,327

 Household & Personal Products - 0.1%

 Personal Products - 0.1%

 15,900

 Kao Corp.

 $

 806,632

 Total Household & Personal Products

 $

 806,632

 Health Care Equipment & Services - 6.3%

 Health Care Equipment - 1.7%

 101,789

 Abbott Laboratories

 $

 5,159,684

 54,539

 Baxter International, Inc.

 2,185,923

 5,505

 Becton Dickinson and Co.

 837,586

 70,155

 Hill-Rom Holdings, Inc.

 3,930,785

 32,032

 Medtronic PLC

 2,510,988

 $

 14,624,966

 Health Care Distributors - 1.3%

 30,923

 AmerisourceBergen Corp.

 $

 3,270,107

 181,593

 Amplifon S.p.A.

 1,520,171

 49,302

 Cardinal Health, Inc.

 4,189,684

 8,720

 McKesson Corp.

 1,923,370

 $

 10,903,332

 Health Care Facilities - 1.9%

 19,584

 Community Health Systems, Inc.

 $

 1,145,860

 36,314

 HCA Holdings, Inc.

 3,377,565

 748,546

 Japara Healthcare, Ltd.

 1,524,731

 29,964

 LifePoint Health, Inc. *

 2,482,817

 17,520

 Ramsay Health Care, Ltd.

 854,028

 35,669

 Tenet Healthcare Corp. *

 2,008,165

 68,561

 VCA, Inc. *

 4,218,558

 $

 15,611,724

 Managed Health Care - 1.4%

 65,141

 Aetna, Inc.

 $

 7,358,979

 34,344

 UnitedHealth Group, Inc.

 4,169,362

 $

 11,528,341

 Total Health Care Equipment & Services

 $

 52,668,363

 Pharmaceuticals, Biotechnology & Life Sciences - 5.2%

 Biotechnology - 2.4%

 18,298

 Amgen, Inc.

 $

 3,231,244

 11,812

 Baxalta, Inc.

 387,788

 52,481

 Celgene Corp. *

 6,888,131

 73,461

 Gilead Sciences, Inc. *

 8,658,113

 29,673

 Grifols SA

 1,310,162

 $

 20,475,438

 Pharmaceuticals - 2.2%

 29,028

 Bayer AG

 $

 4,284,948

 84,499

 Glenmark Pharmaceuticals, Ltd.

 1,329,366

 21,979

 Roche Holding AG

 6,338,216

 68,400

 Shionogi & Co, Ltd.

 2,726,960

 3,331

 Shire Plc (A.D.R.)

 888,744

 11,511

 Yuhan Corp.

 2,670,094

 $

 18,238,328

 Life Sciences Tools & Services - 0.6%

 84,501

 INC Research Holdings, Inc.

 $

 4,227,585

 8,116

 Lonza Group AG

 1,174,902

 $

 5,402,487

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 44,116,253

 Banks - 4.3%

 Diversified Banks - 3.9%

 138,402

 Axis Bank, Ltd.

 $

 1,242,641

 6,669,816

 Bank of Ireland *

 2,799,969

 2,639,700

 Bank Rakyat Indonesia Persero Tbk PT

 1,945,660

 792,323

 First Gulf Bank PJSC

 3,343,818

 1,310,069

 Hatton National Bank Plc

 2,153,971

 35,302

 JPMorgan Chase & Co.

 2,419,246

 413,720

 Metropolitan Bank & Trust Co.

 799,987

 288,100

 Mitsubishi UFJ Financial Group, Inc.

 2,090,037

 1,786,400

 Mizuho Financial Group, Inc.

 3,875,530

 649,064

 National Development Bank Plc

 1,334,612

 74,800

 Sumitomo Mitsui Financial Group, Inc.

 3,356,909

 44,746

 United Overseas Bank, Ltd.

 727,553

 61,948

 Wells Fargo & Co.

 3,584,931

 178,905

 Yes Bank, Ltd.

 2,318,761

 $

 31,993,625

 Regional Banks - 0.4%

 59,154

 First Republic Bank

 $

 3,773,434

 Total Banks

 $

 35,767,059

 Diversified Financials - 3.7%

 Multi-Sector Holdings - 0.4%

 191,820

 Ayala Corp.

 $

 3,269,168

 Specialized Finance - 0.4%

 40,953

 Bolsas y Mercados Espanoles SHMSF SA

 $

 1,690,066

 19,971

 McGraw Hill Financial, Inc.

 2,032,049

 $

 3,722,115

 Asset Management & Custody Banks - 1.5%

 70,612

 KKR & Co LP

 $

 1,687,627

 19,700

 Leonteq AG

 4,534,905

 122,055

 The Blackstone Group LP

 4,790,659

 $

 11,013,191

 Investment Banking & Brokerage - 0.3%

 286,000

 Daiwa Securities Group, Inc.

 $

 2,224,252

 Diversified Capital Markets - 1.1%

 422,000

 China Everbright, Ltd.

 $

 1,014,104

 53,797

 Paris Orleans SA

 1,653,966

 191,568

 UBS AG

 4,398,038

 113,137

 UBS Group AG

 2,599,631

 $

 9,665,739

 Total Diversified Financials

 $

 29,894,465

 Insurance - 3.5%

 Life & Health Insurance - 1.4%

 663,500

 New China Life Insurance Co, Ltd. *

 $

 2,841,449

 68,354

 Prudential Financial, Inc.

 6,039,759

 14,228

 Swiss Life Holding AG

 3,358,652

 $

 12,239,860

 Multi-line Insurance - 1.8%

 25,590

 Allianz SE *

 $

 4,192,351

 145,413

 American International Group, Inc.

 9,323,882

 27,594

 The Hartford Financial Services Group, Inc.

 1,312,095

 $

 14,828,328

 Property & Casualty Insurance - 0.3%

 24,023

 The Travelers Companies, Inc.

 $

 2,549,321

 Total Insurance

 $

 29,617,509

 Real Estate - 7.4%

 Diversified REIT - 1.0%

 1,014,794

 Green Real Estate Investment Trust plc *

 $

 1,714,058

 296,988

 Hibernia Real Estate Investment Trust plc

 428,512

 22,151

 ICADE

 1,641,452

 41,953

 Land Securities Group Plc

 850,401

 3,298,500

 Mapletree Greater China Commercial Trust

 2,356,404

 117,770

 Merlin Properties Socimi SA

 1,289,903

 32,476

 The British Land Co Plc

 426,506

 $

 8,707,236

 Industrial REIT - 0.2%

 467,000

 Ascendas Real Estate Investment Trust

 $

 823,129

 740,000

 Mapletree Industrial Trust

 822,471

 505,700

 Mapletree Logistics Trust

 409,336

 $

 2,054,936

 Mortgage REIT - 0.2%

 93,104

 Starwood Property Trust, Inc.

 $

 2,025,943

 Hotel & Resort REIT - 0.6%

 316

 Hoshino Resorts Real Estate Investment Trust, Inc.

 $

 3,458,533

 2,640

 Japan Hotel Real Estate Investment Trust Investment Corp.

 1,707,362

 $

 5,165,895

 Office REIT - 0.2%

 32,904

 Axiare Patrimonio SOCIMI SA

 $

 415,343

 377,600

 Frasers Commercial Trust

 400,362

 66,842

 Great Portland Estates Plc

 869,009

 708

 Keppel Real Estate Investment Trust

 555

 $

 1,685,269

 Residential REIT - 0.1%

 438,700

 Ascott Residence Trust

 $

 399,574

 30,288

 Starwood Waypoint Residential Trust

 741,450

 $

 1,141,024

 Retail REIT - 0.4%

 279,800

 Frasers Centrepoint Trust

 $

 419,906

 84,821

 Hammerson Plc

 871,636

 9,137

 Simon Property Group, Inc.

 1,710,629

 74,022

 Wheeler Real Estate Investment Trust, Inc.

 141,382

 $

 3,143,553

 Diversified Real Estate Activities - 0.5%

 73,400

 Daiwa House Industry Co, Ltd.

 $

 1,827,291

 57,000

 Mitsubishi Estate Co, Ltd.

 1,270,135

 59

 Swire Pacific, Ltd.

 755

 154,000

 Takara Leben Co., Ltd.

 816,511

 $

 3,914,692

 Real Estate Operating Companies - 0.9%

 866,900

 Ascendas India Trust

 $

 590,809

 43,210

 Deutsche Annington Immobilien SE *

 1,349,340

 27,104

 Deutsche EuroShop AG

 1,209,018

 78,203

 Deutsche Wohnen AG

 1,933,855

 28,085

 Hispania Activos Inmobiliarios SA

 428,444

 5,852

 LEG Immobilien AG

 426,045

 2,854,500

 SM Prime Holdings, Inc.

 1,339,484

 $

 7,276,995

 Real Estate Development - 2.9%

 1,504,000

 Beijing Capital Land, Ltd.

 $

 721,762

 1,266,000

 China Resources Land, Ltd.

 3,532,766

 473,700

 Dalian Wanda Commercial Properties Co, Ltd.

 3,428,673

 2,588,000

 Greenland Hong Kong Holdings, Ltd.

 1,476,922

 3,736,800

 Guangzhou R&F Properties Co, Ltd.

 3,718,157

 4,941,500

 KWG Property Holding, Ltd.

 3,690,597

 1,624,000

 Longfor Properties Co, Ltd.

 2,313,116

 6,047,000

 Shui On Land, Ltd.

 1,648,020

 2,259,000

 Sunac China Holdings, Ltd.

 2,007,966

 70,939

 TAG Immobilien AG

 802,749

 3,547,000

 Yuzhou Properties Co, Ltd.

 784,958

 $

 24,125,686

 Real Estate Services - 0.4%

 19,336

 Jones Lang LaSalle, Inc.

 $

 3,442,581

 Total Real Estate

 $

 62,683,810

 Software & Services - 1.9%

 Internet Software & Services - 0.7%

 15,176

 Alibaba Group Holding, Ltd. (A.D.R.)

 $

 1,188,888

 33,346

 Autohome, Inc. (A.D.R.) *

 1,293,491

 151,500

 Tencent Holdings, Ltd.

 2,821,948

 $

 5,304,327

 IT Consulting & Other Services - 0.2%

 25,000

 NS Solutions Corp.

 $

 985,509

 17,600

 NTT Data Corp.

 842,255

 $

 1,827,764

 Data Processing & Outsourced Services - 1.0%

 20,822

 MasterCard, Inc.

 $

 2,028,063

 3,017,400

 My EG Services Bhd

 2,083,162

 59,303

 Visa, Inc.

 4,467,888

 $

 8,579,113

 Total Software & Services

 $

 15,711,204

 Technology Hardware & Equipment - 2.9%

 Communications Equipment - 0.4%

 14,599

 Harris Corp.

 $

 1,210,841

 61,746

 Juniper Networks, Inc. *

 1,754,821

 $

 2,965,662

 Computer Storage & Peripherals - 0.3%

 20,954

 Apple, Inc.

 $

 2,541,720

 Technology Storage Hardware & Peripherals - 0.2%

 46,000

 FUJIFILM Holdings Corp.

 $

 1,826,228

 Electronic Equipment Manufacturers - 0.6%

 497,000

 PAX Global Technology, Ltd. *

 $

 793,015

 3,496,000

 Wasion Group Holdings, Ltd.

 4,606,359

 $

 5,399,374

 Electronic Components - 1.4%

 73,020

 Amphenol Corp.

 $

 4,119,058

 25,000

 Largan Precision Co, Ltd.

 2,532,790

 21,100

 Murata Manufacturing Co., Ltd.

 3,121,868

 29,900

 TDK Corp.

 2,088,648

 $

 11,862,364

 Total Technology Hardware & Equipment

 $

 24,595,348

 Semiconductors & Semiconductor Equipment - 1.2%

 Semiconductor Equipment - 1.2%

 15,542

 ASML Holding NV

 $

 1,544,717

 48,884

 Lam Research Corp. *

 3,757,713

 10,292,000

 Xinyi Solar Holdings, Ltd.

 4,402,607

 $

 9,705,037

 Total Semiconductors & Semiconductor Equipment

 $

 9,705,037

 Utilities - 3.0%

 Electric Utilities - 0.7%

 417,000

 Cheung Kong Infrastructure Holdings, Ltd.

 $

 3,626,229

 81,757

 Endesa SA

 1,718,650

 $

 5,344,879

 Multi-Utilities - 0.2%

 532,832

 REN - Redes Energeticas Nacionais SGPS SA

 $

 1,596,840

 Water Utilities - 1.0%

 6,058,000

 Beijing Enterprises Water Group, Ltd.

 $

 4,503,618

 11,464,000

 CT Environmental Group, Ltd.

 4,011,518

 $

 8,515,136

 Independent Power Producers & Energy Traders - 0.7%

 3,828,000

 China Power International Development, Ltd.

 $

 2,695,962

 3,212,000

 Huadian Power International Corp, Ltd.

 3,233,038

 $

 5,929,000

 Renewable Energy - 0.4%

 8,284,000

 Huaneng Renewables Corp, Ltd. *

 $

 3,541,135

 Total Utilities

 $

 24,926,990

 TOTAL COMMON STOCKS

 (Cost $546,139,543)

 $

 572,787,982

 Principal Amount ($)

 Floating

 Rate (b)

 COLLATERALIZED MORTGAGE OBLIGATIONS - 1.0%

 Banks - 1.0%

 Thrifts & Mortgage Finance - 1.0%

 3,000,000

 COMM 2006-C8 Mortgage Trust, 5.377%, 12/10/46

 $

 3,028,437

 2,384,000

 5.90

 JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP7 REMICS, Floating Rate Note, 4/15/45

 2,369,930

 3,000,000

 5.57

 Morgan Stanley Capital I Trust 2007-TOP25, Floating Rate Note, 11/12/49

 3,033,144

 $

 8,431,511

 Total Banks

 $

 8,431,511

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $8,246,684)

 $

 8,431,511

 CORPORATE BONDS - 12.8%

 Energy - 3.5%

 Integrated Oil & Gas - 2.4%

 4,677,000

 Lukoil International Finance BV, 4.563%, 4/24/23 (144A)

 $

 4,171,688

 5,682,000

 Lukoil International Finance BV, 6.125%, 11/9/20 (144A)

 5,767,685

 4,500,000

 Lukoil International Finance BV, 7.25%, 11/5/19 (144A)

 4,770,000

 5,957,000

 Petrobras Global Finance BV, 5.875%, 3/1/18

 5,980,828

 $

 20,690,201

 Oil & Gas Exploration & Production - 1.1%

 2,800,000

 Concho Resources, Inc., 7.0%, 1/15/21

 $

 2,919,000

 6,687,000

 Gazprom OAO Via Gaz Capital SA, 3.85%, 2/6/20 (144A)

 6,212,223

 $

 9,131,223

 Total Energy

 $

 29,821,424

 Materials - 6.2%

 Metal & Glass Containers - 0.2%

 1,586,000

 Ball Corp., 4.0%, 11/15/23

 $

 1,510,665

 Diversified Metals & Mining - 2.1%

 21,086,000

 Gold Fields Orogen Holdings BVI, Ltd., 4.875%, 10/7/20 (144A)

 $

 18,186,675

 Gold - 3.9%

 7,500,000

 AngloGold Ashanti Holdings Plc, 5.125%, 8/1/22

 $

 6,450,000

 5,500,000

 AngloGold Ashanti Holdings Plc, 8.5%, 7/30/20

 5,625,664

 3,000,000

 AngloGold Ashanti Holdings Plc, 8.5%, 7/30/20

 3,068,544

 7,200,000

 Kinross Gold Corp., 5.125%, 9/1/21

 6,852,398

 7,300,000

 Kinross Gold Corp., 5.125%, 9/1/21

 6,947,571

 4,350,000

 Kinross Gold Corp., 5.95%, 3/15/24

 3,914,091

 $

 32,858,268

 Total Materials

 $

 52,555,608

 Consumer Durables & Apparel - 0.3%

 Apparel, Accessories & Luxury Goods - 0.3%

 1,943,000

 Hanesbrands, Inc., 6.375%, 12/15/20

 $

 2,028,006

 Total Consumer Durables & Apparel

 $

 2,028,006

 Consumer Services - 0.7%

 Casinos & Gaming - 0.7%

 5,523,000

 MGM Resorts International, 6.625%, 12/15/21

 $

 5,833,669

 Total Consumer Services

 $

 5,833,669

 Diversified Financials - 0.9%

 Asset Management & Custody Banks - 0.9%

 4,000,000

 Apollo Management Holdings LP, 4.0%, 5/30/24 (144A)

 $

 4,003,784

 3,800,000

 Prospect Capital Corp., 5.875%, 3/15/23

 3,873,078

 $

 7,876,862

 Total Diversified Financials

 $

 7,876,862

 Insurance - 0.1%

 Reinsurance - 0.1%

 1,000,000

 7.27

 Northshore Re, Ltd., Floating Rate Note, 7/5/16 (Cat Bond) (144A)

 $

 1,010,200

 Total Insurance

 $

 1,010,200

 Real Estate - 0.9%

 Diversified Real Estate Activities - 0.5%

 3,600,000

 Alam Synergy Pte, Ltd., 9.0%, 1/29/19 (144A)

 $

 3,672,000

 Real Estate Development - 0.4%

 2,000,000

 KWG Property Holding, Ltd., 8.25%, 8/5/19

 $

 1,995,000

 1,400,000

 Sunac China Holdings, Ltd., 9.375%, 4/5/18

 1,429,777

 $

 3,424,777

 Total Real Estate

 $

 7,096,777

 Utilities - 0.2%

 Independent Power Producers & Energy Traders - 0.2%

 700,000

 Star Energy Geothermal Wayang Windu, Ltd., 6.125%, 3/27/20 (144A)

 $

 663,250

 1,000,000

 Star Energy Geothermal Wayang Windu, Ltd., 6.125%, 3/27/20 (144A)

 947,500

 $

 1,610,750

 Total Utilities

 $

 1,610,750

 TOTAL CORPORATE BONDS

 (Cost $110,272,875)

 $

 107,833,296

 FOREIGN GOVERNMENT BONDS - 4.6%

 10,371,000

 Indonesia Government International Bond, 5.875%, 1/15/24 (144A)

 $

 11,563,665

 2,242,000

 Indonesia Government International Bond, 6.75%, 1/15/44 (144A)

 2,611,930

 MXN

 96,711,300

 Mexican Bonos, 10.0%, 12/5/24

 7,681,221

 16,800,000

 Russian Foreign Bond - Eurobond, 3.5%, 1/16/19 (144A)

 16,590,000

 $

 38,446,816

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost $38,379,483)

 $

 38,446,816

 SENIOR FLOATING RATE LOAN INTEREST - 0.0%+**

 Technology Hardware & Equipment - 0.0%+

 Communications Equipment - 0.0%+

 125,790

 3.25

 Commscope, Inc., Tranche 4 Term Loan, 1/14/18

 $

 126,065

 TOTAL SENIOR FLOATING RATE LOAN INTEREST

 (Cost $125,790)

 $

 126,065

 Shares

 EXCHANGE TRADED FUNDS - 5.4%

 62,300

 Blackrock MuniVest Fund

 $

 594,965

 44,100

 Blackrock MuniYield Fund

 616,518

 9,600

 CSOP China 5-Year Treasury Bond ETF

 165,934

 9,600

 E Fund Citi Chinese Government Bond 5-10 Years Index ETF

 168,542

 41,792

 Guggenheim S&P Global Water Index ETF

 1,184,456

 179,777

 Market Vectors Vietnam ETF

 3,302,503

 364,880

 PowerShares Buyback Achievers Portfolio

 17,809,793

 49,341

 PowerShares International BuyBack Achievers Portfolio

 1,355,397

 186,015

 SPDR S&P Euro Dividend Aristocrats UCITS ETF

 4,452,174

 87,827

 SPDR S&P Global Dividend Aristocrats ETF

 2,813,628

 219,314

 SPDR S&P UK Dividend Aristocrats UCITS ETF

 4,353,057

 275,596

 SPDR S&P US Dividend Aristocrats UCITS ETF

 11,040,653

 $

 47,857,620

 TOTAL EXCHANGE TRADED FUNDS

 (Cost $43,033,737)

 $

 47,857,620

 PURCHASED PUT OPTIONS - 0.3%

 HKD

 100

 Hong Kong Stock Index, 8/28/15 @ 11,400

 $

 313,139

 HKD

 200

 Hong Kong Stock Index, 8/28/15 @ 11,000

 347,645

 HKD

 773

 Hong Kong Stock Index, 8/28/15 @ 10,200

 366,450

 500

 100 Shares U.S. Bond Future Option, 8/21/15 @ 155

 617,188

 HKD

 200

 Hong Kong Stock Index, 9/29/15 @ 11,600

 955,864

 $

 2,600,286

 TOTAL PURCHASED PUT OPTIONS

 (Premiums paid $3,219,330)

 $

 2,600,286

 PURCHASED CALL OPTIONS - 0.9%

 5,000

 100 Shares Vipshop Holdings, Ltd., 8/21/15 @ 24

 $

 75,000

 EUR

 200

 Deutsche Boerse AG, 8/21/25 11,500

 114,908

 EUR

 250

 Euro Stoxx 50, 8/21/15 @ 3,625

 124,155

 HKD

 500

 Hong Kong Stock Index, 9/29/15 @ 12,800

 146,733

 4,321

 100 Shares American Airlines Group, 8/21/15 @ 42

 263,581

 EUR

 1,000

 Deutsche Boerse AG 8/21/15 @ 11,600

 398,392

 HKD

 500

 Hong Kong Stock Index, 9/29/15 @ 12,000

 440,200

 10,000

 100 Shares Bank Of America Co., 10/16/15 @ 18,000

 620,000

 EUR

 2,000

 DJ Euro Stoxx 50, 8/21/15 @ 3,650

 746,300

 500

 100 Shares U.S. Bond Future Option, 8/21/15 @ 155

 1,085,938

 1,000

 100 Shares Euro FX Currency Option, 9/4/15 @ 1.11

 1,100,000

 3,000

 100Shares S&P500 Emini Option, 8/21/15 2,110

 2,085,000

 $

 7,200,207

 TOTAL PURCHASED CALL OPTIONS

 (Premiums paid $13,289,812)

 $

 7,200,207

 TOTAL INVESTMENT IN SECURITIES - 93.0%

 $

 785,483,703

 (Cost $762,902,499) (a)

 WRITTEN PUT OPTION - (0.0)%

 (500)

 U.S. Bond Future Option, 8/21/15 @ 147

 $

 (23,438)

 TOTAL WRITTEN PUT OPTION

 (Premiums received $(53,100))

 $

 (23,438)

 WRITTEN CALL OPTION - (0.0)%+

 (500)

 U.S. Bond Future Option, 8/21/15 @ 163

 $

 (54,688)

 TOTAL WRITTEN CALL OPTION

 $

 (54,688)

 (Premiums received $(76,550))

 OTHER ASSETS & LIABILITIES - 7.0%

 $

 58,751,907

 TOTAL NET ASSETS - 100.0%

 $

 842,946,002

 *

 Non-income producing security.

 +

 Amount rounds to less than 0.1% or (0.1)%.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At July 31, 2015, the value of these securities amounted to $80,170,599 or 9.5% of total net assets.

 (A.D.R.)

 American Depositary Receipts.

 (G.D.R.)

 Global Depositary Receipts.

 REMICS

 Real Estate Mortgage Investment Conduits

 REIT

 Real Estate Investment Trust.

 (Cat Bond)

 Catastrophe or event linked bond. At July 31, 2015, the value of these securities amounted to $1,010,200 or 0.1% of total net assets.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

 (a)

 At July 31, 2015, the net unrealized appreciation on investments based on cost for federal income tax purposes of $762,902,499 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 54,634,583

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (32,053,379)

 Net unrealized appreciation

 $

 22,581,204

 (b)

 Debt obligation with a variable interest rate. Rate shown is rate at end of period.

 NOTE:

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 EUR

 Euro

 HKD

 Hong Kong Dollar

 MXN

 Mexican Peso

 TOTAL RETURN SWAP AGREEMENTS

 Notional Principal

 Counterparty

 Pay / Receive

 Obligation Entity/Index

 Coupon

 Expiration Date

 Net Unrealized Appreciation (Depreciation)

318,202

 Citibank NA

 Pay

 Pioneer Custom Basket

 LIBOR USD 3 Month

 3/10/16

$
(241,038
)

 JPY

184,624

 Societe Generale SA

 Pay

 JPY Custom Basket

 JPY 3 Month + 70 bps

 6/14/16

(119,554
)

 EUR

1,172

 Societe Generale SA

 Pay

 EUR Custom Basket

 EURIBOR 3 Month +25 bps

 6/13/16

(116,415
)

155,416

 Citibank NA

 Pay

 HACK Purefunds ISE Cyber

 LIBOR USD 3 Month + 40bps

 6/10/16

(207,838
)

$
(684,845
)

 NOTE:

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 EUR

 Euro

 JPY

 Japanese Yen

 Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements — Note 1A.

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements — Note 1A.

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3. See Notes to Financial Statements — Note 1A.

 The following is a summary of the inputs used as of July 31, 2015, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Preferred Stock

$
-

$
199,920

-

$
199,920

 Common Stocks*

  Energy

   Oil & Gas Refining & Marketing

3,055,072

-

-

3,055,072

  Materials

   Commodity Chemicals

3,172,486

1,004,619

-

4,177,105

   Specialty Chemicals

6,101,415

-

-

6,101,415

  Capital Goods

   Aerospace & Defense

23,724,811

13,590,398

-

37,315,209

   Construction & Farm Machinery & Heavy Trucks

6,425,211

-

-

6,425,211

   Agricultural & Farm Machinery

6,029,653

-

-

6,029,653

   Industrial Machinery

7,017,218

5,195,484

-

12,212,702

  Consumer Durables & Apparel

   Homebuilding

2,947,452

-

-

2,947,452

  Apparel, Accessories & Luxury Goods

   Footwear

5,287,446

-

-

5,287,446

  Consumer Services

   Hotels, Resorts & Cruise Lines

11,972,734

2,772,530

-

14,745,264

  Media

   Cable & Satellite

1,746,232

-

-

1,746,232

   Movies & Entertainment

11,897,426

-

-

11,897,426

  Retailing

   Internet Retail

4,943,305

930,586

-

5,873,891

   General Merchandise Stores

9,022,219

-

-

9,022,219

  Food & Staples Retailing

   Drug Retail

9,019,082

-

-

9,019,082

   Food Retail

4,792,381

1,219,687

-

6,012,068

  Food, Beverage & Tobacco

   Tobacco

6,283,323

3,461,329

-

9,744,652

  Health Care Equipment & Services

   Health Care Equipment

14,624,966

-

-

14,624,966

   Health Care Distributors

9,383,161

1,520,171

-

10,903,332

   Health Care Facilities

13,232,965

2,378,759

-

15,611,724

   Managed Health Care

11,528,341

-

-

11,528,341

  Pharmaceuticals, Biotechnology & Life Sciences

   Biotechnology

19,165,276

1,310,162

-

20,475,438

   Pharmaceuticals

888,744

17,349,584

-

18,238,328

   Life Sciences Tools & Services

4,227,585

1,174,902

-

5,402,487

  Banks

   Diversified Banks

6,004,177

25,989,448

-

31,993,625

   Regional Banks

3,773,434

-

-

3,773,434

  Diversified Financials

   Specialized Finance

2,032,049

1,690,066

-

3,722,115

   Asset Management & Custody Banks

6,478,286

4,534,905

-

11,013,191

  Insurance

   Life & Health Insurance

6,039,759

6,200,101

-

12,239,860

   Multi-line Insurance

10,635,977

4,192,351

-

14,828,328

   Property & Casualty Insurance

2,549,321

-

-

  Real Estate

   Mortgage REIT

2,025,943

-

-

2,025,943

   Residential REIT

741,450

-

-

741,450

   Retail REIT

1,852,011

1,291,542

-

3,143,553

   Real Estate Services

3,442,581

-

-

3,442,581

 Software & Services

   Internet Software & Services

2,482,379

-

-

2,482,379

   Data Processing & Outsourced Services

6,495,951

2,083,162

-

8,579,113

  Technology Hardware & Equipment

   Communications Equipment

2,965,662

-

-

2,965,662

   Computer Storage & Peripherals

2,541,720

-

-

2,541,720

   Electronic Components

4,119,058

7,743,306

-

11,862,364

  Semiconductors & Semiconductor Equipment

   Semiconductor Equipment

3,757,713

5,947,324

-

9,705,037

  All Other Common Stocks

-

199,330,912

-

199,330,912

 Collateralized Mortgage Obligations

-

8,431,511

-

8,431,511

 Corporate Bonds

-

107,833,296

-

107,833,296

 Foreign Government Bonds

-

38,446,816

-

38,446,816

 Senior Floating Rate Loan Interests

-

126,065

-

126,065

 Exchange Traded Funds

24,863,632

22,993,988

-

47,857,620

 Purchased Put Options

2,600,286

-

-

2,600,286

 Purchased Call Options

7,200,207

-

-

7,200,207

 Total

$
299,090,100

$
488,942,924

-

$
785,483,703

 Other Financial Instruments

 Net unrealized appreciation on futures contracts

930,491

-

-

930,491

 Net unrealized appreciation on swap contracts

-

127,168

-

127,168

 Net unrealized appreciation on written put options

(23,438
)

-

-

(23,438
)

 Net unrealized appreciation on written call options

(54,688
)

-

-

(54,688
)

 Total Other Financial Instruments

$
852,365

$
127,168

-

$
979,533

 * Level 2 securities are valued by independent pricing services using fair value factors.

 During the period ended July 31, 2015, there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Series Trust VI By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date September 29, 2015 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date September 29, 2015 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date September 29, 2015 * Print the name and title of each signing officer under his or her signature.